Shareholder Report	2 Months Ended	6 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Entity Central Index Key		0000914036
Entity Investment Company Type		N-1A
Document Period End Date		Jun. 30, 2024
C000229902
Shareholder Report [Line Items]
Fund Name		Lincoln Hedged Nasdaq-100 Fund
Class Name		Service Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about Lincoln Hedged Nasdaq-100 Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$50	0.97%

Expenses Paid, Amount		$ 50
Expense Ratio, Percent		0.97%
AssetsNet	$ 9,086,115	$ 9,086,115
Holdings Count | Holding	18	18
Advisory Fees Paid, Amount		$ 5,901
InvestmentCompanyPortfolioTurnover		54.00%
Largest Holdings [Text Block]

Asset Allocation

Options	53.8%
Equity Funds	49.8%
Money Market Funds	0.5%
Other	(4.1%)

C000229903
Shareholder Report [Line Items]
Fund Name		Lincoln Hedged Nasdaq-100 Fund
Class Name		Standard Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about Lincoln Hedged Nasdaq-100 Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$32	0.62%

Expenses Paid, Amount		$ 32
Expense Ratio, Percent		0.62%
AssetsNet	$ 9,086,115	$ 9,086,115
Holdings Count | Holding	18	18
Advisory Fees Paid, Amount		$ 5,901
InvestmentCompanyPortfolioTurnover		54.00%
Largest Holdings [Text Block]

Asset Allocation

Options	53.8%
Equity Funds	49.8%
Money Market Funds	0.5%
Other	(4.1%)

C000226491
Shareholder Report [Line Items]
Fund Name		Lincoln Hedged S&P 500 Fund
Class Name		Service Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about Lincoln Hedged S&P 500 Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$48	0.93%

Expenses Paid, Amount		$ 48
Expense Ratio, Percent		0.93%
AssetsNet	$ 12,150,440	$ 12,150,440
Holdings Count | Holding	18	18
Advisory Fees Paid, Amount		$ 11,885
InvestmentCompanyPortfolioTurnover		20.00%
Largest Holdings [Text Block]

Asset Allocation

Options	51.4%
Equity Funds	51.0%
Money Market Funds	0.7%
Other	(3.1%)

C000226492
Shareholder Report [Line Items]
Fund Name		Lincoln Hedged S&P 500 Fund
Class Name		Standard Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about Lincoln Hedged S&P 500 Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$30	0.58%

Expenses Paid, Amount		$ 30
Expense Ratio, Percent		0.58%
AssetsNet	$ 12,150,440	$ 12,150,440
Holdings Count | Holding	18	18
Advisory Fees Paid, Amount		$ 11,885
InvestmentCompanyPortfolioTurnover		20.00%
Largest Holdings [Text Block]

Asset Allocation

Options	51.4%
Equity Funds	51.0%
Money Market Funds	0.7%
Other	(3.1%)

C000226493
Shareholder Report [Line Items]
Fund Name		Lincoln Hedged S&P 500 Conservative Fund
Class Name		Service Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about Lincoln Hedged S&P 500 Conservative Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$47	0.93%

Expenses Paid, Amount		$ 47
Expense Ratio, Percent		0.93%
AssetsNet	$ 13,833,584	$ 13,833,584
Holdings Count | Holding	18	18
Advisory Fees Paid, Amount		$ 12,680
InvestmentCompanyPortfolioTurnover		26.00%
Largest Holdings [Text Block]

Asset Allocation

Options	51.6%
Equity Funds	51.4%
Money Market Funds	0.6%
Other	(3.6%)

C000226494
Shareholder Report [Line Items]
Fund Name		Lincoln Hedged S&P 500 Conservative Fund
Class Name		Standard Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about Lincoln Hedged S&P 500 Conservative Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$30	0.58%

Expenses Paid, Amount		$ 30
Expense Ratio, Percent		0.58%
AssetsNet	$ 13,833,584	$ 13,833,584
Holdings Count | Holding	18	18
Advisory Fees Paid, Amount		$ 12,680
InvestmentCompanyPortfolioTurnover		26.00%
Largest Holdings [Text Block]

Asset Allocation

Options	51.6%
Equity Funds	51.4%
Money Market Funds	0.6%
Other	(3.6%)

C000246877
Shareholder Report [Line Items]
Fund Name		Lincoln Opportunistic Hedged Equity Fund
Class Name		Service Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about Lincoln Opportunistic Hedged Equity Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$49	0.94%

Expenses Paid, Amount		$ 49
Expense Ratio, Percent		0.94%
AssetsNet	$ 4,110,458	$ 4,110,458
Holdings Count | Holding	6	6
Advisory Fees Paid, Amount		$ 9,254
InvestmentCompanyPortfolioTurnover		44.00%
Largest Holdings [Text Block]

Asset Allocation

Options	50.5%
Equity Funds	49.9%
Money Market Funds	2.7%
Other	(3.1%)

C000246876
Shareholder Report [Line Items]
Fund Name		Lincoln Opportunistic Hedged Equity Fund
Class Name		Standard Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about Lincoln Opportunistic Hedged Equity Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$31	0.59%

Expenses Paid, Amount		$ 31
Expense Ratio, Percent		0.59%
AssetsNet	$ 4,110,458	$ 4,110,458
Holdings Count | Holding	6	6
Advisory Fees Paid, Amount		$ 9,254
InvestmentCompanyPortfolioTurnover		44.00%
Largest Holdings [Text Block]

Asset Allocation

Options	50.5%
Equity Funds	49.9%
Money Market Funds	2.7%
Other	(3.1%)

C000205541
Shareholder Report [Line Items]
Fund Name		LVIP Global Aggressive Growth Allocation Managed Risk Fund
Class Name		Service Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP Global Aggressive Growth Allocation Managed Risk Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$29	0.57%

Expenses Paid, Amount		$ 29
Expense Ratio, Percent		0.57%
AssetsNet	$ 285,622,065	$ 285,622,065
Holdings Count | Holding	37	37
Advisory Fees Paid, Amount		$ 336,153
InvestmentCompanyPortfolioTurnover		8.00%
Largest Holdings [Text Block]

Asset Allocation

Equity Funds	51.3%
International Equity Funds	27.2%
Fixed Income Funds	17.9%
Money Market Funds	2.9%
Global Equity Funds	0.6%
Other	0.1%

C000205542
Shareholder Report [Line Items]
Fund Name		LVIP Global Aggressive Growth Allocation Managed Risk Fund
Class Name		Standard Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP Global Aggressive Growth Allocation Managed Risk Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$16	0.32%

Expenses Paid, Amount		$ 16
Expense Ratio, Percent		0.32%
AssetsNet	$ 285,622,065	$ 285,622,065
Holdings Count | Holding	37	37
Advisory Fees Paid, Amount		$ 336,153
InvestmentCompanyPortfolioTurnover		8.00%
Largest Holdings [Text Block]

Asset Allocation

Equity Funds	51.3%
International Equity Funds	27.2%
Fixed Income Funds	17.9%
Money Market Funds	2.9%
Global Equity Funds	0.6%
Other	0.1%

C000205543
Shareholder Report [Line Items]
Fund Name		LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Class Name		Service Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP U.S. Aggressive Growth Allocation Managed Risk Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$29	0.57%

Expenses Paid, Amount		$ 29
Expense Ratio, Percent		0.57%
AssetsNet	$ 211,732,793	$ 211,732,793
Holdings Count | Holding	21	21
Advisory Fees Paid, Amount		$ 240,089
InvestmentCompanyPortfolioTurnover		9.00%
Largest Holdings [Text Block]

Asset Allocation

Equity Funds	78.7%
Fixed Income Funds	17.9%
Money Market Funds	2.9%
Global Equity Funds	0.5%
Others	0.0%

C000205544
Shareholder Report [Line Items]
Fund Name		LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Class Name		Standard Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP U.S. Aggressive Growth Allocation Managed Risk Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$17	0.32%

Expenses Paid, Amount		$ 17
Expense Ratio, Percent		0.32%
AssetsNet	$ 211,732,793	$ 211,732,793
Holdings Count | Holding	21	21
Advisory Fees Paid, Amount		$ 240,089
InvestmentCompanyPortfolioTurnover		9.00%
Largest Holdings [Text Block]

Asset Allocation

Equity Funds	78.7%
Fixed Income Funds	17.9%
Money Market Funds	2.9%
Global Equity Funds	0.5%
Others	0.0%

C000043866
Shareholder Report [Line Items]
Fund Name		LVIP AllianceBernstein Large Cap Growth Fund
Class Name		Service Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP AllianceBernstein Large Cap Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$49	0.90%

Expenses Paid, Amount		$ 49
Expense Ratio, Percent		0.90%
AssetsNet	$ 1,680,654,129	$ 1,680,654,129
Holdings Count | Holding	71	71
Advisory Fees Paid, Amount		$ 4,710,297
InvestmentCompanyPortfolioTurnover		80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,680,654,129 # of Portfolio Holdings71 Portfolio Turnover Rate80% Total Advisory Fees Paid$4,710,297
Holdings [Text Block]

Asset Allocation

Common Stock	98.5%
Convertible Preferred Stocks	0.9%
Short-Term Investments	0.7%
Other	(0.1%)

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	16.4%
Software	15.1%
Interactive Media & Services	10.9%
Broadline Retail	6.7%
Health Care Equipment & Supplies	5.9%

C000043865
Shareholder Report [Line Items]
Fund Name		LVIP AllianceBernstein Large Cap Growth Fund
Class Name		Standard Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP AllianceBernstein Large Cap Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$36	0.65%

Expenses Paid, Amount		$ 36
Expense Ratio, Percent		0.65%
AssetsNet	$ 1,680,654,129	$ 1,680,654,129
Holdings Count | Holding	71	71
Advisory Fees Paid, Amount		$ 4,710,297
InvestmentCompanyPortfolioTurnover		80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,680,654,129 # of Portfolio Holdings71 Portfolio Turnover Rate80% Total Advisory Fees Paid$4,710,297
Holdings [Text Block]

Asset Allocation

Common Stock	98.5%
Convertible Preferred Stocks	0.9%
Short-Term Investments	0.7%
Other	(0.1%)

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	16.4%
Software	15.1%
Interactive Media & Services	10.9%
Broadline Retail	6.7%
Health Care Equipment & Supplies	5.9%

C000090442
Shareholder Report [Line Items]
Fund Name		LVIP American Balanced Allocation Fund
Class Name		Service Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP American Balanced Allocation Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$32	0.62%

Expenses Paid, Amount		$ 32
Expense Ratio, Percent		0.62%
AssetsNet	$ 821,903,604	$ 821,903,604
Holdings Count | Holding	11	11
Advisory Fees Paid, Amount		$ 857,271
InvestmentCompanyPortfolioTurnover		8.00%
Largest Holdings [Text Block]

Asset Allocation

Equity Funds	39.3%
Fixed Income Funds	35.5%
Asset Allocation Funds	12.9%
International Equity Funds	9.5%
Global Equity Funds	2.9%
Other	(0.1%)

C000090441
Shareholder Report [Line Items]
Fund Name		LVIP American Balanced Allocation Fund
Class Name		Standard Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP American Balanced Allocation Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$14	0.27%

Expenses Paid, Amount		$ 14
Expense Ratio, Percent		0.27%
AssetsNet	$ 821,903,604	$ 821,903,604
Holdings Count | Holding	11	11
Advisory Fees Paid, Amount		$ 857,271
InvestmentCompanyPortfolioTurnover		8.00%
Largest Holdings [Text Block]

Asset Allocation

Equity Funds	39.3%
Fixed Income Funds	35.5%
Asset Allocation Funds	12.9%
International Equity Funds	9.5%
Global Equity Funds	2.9%
Other	(0.1%)

C000090446
Shareholder Report [Line Items]
Fund Name		LVIP American Income Allocation Fund
Class Name		Service Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP American Income Allocation Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$33	0.65%

Expenses Paid, Amount		$ 33
Expense Ratio, Percent		0.65%
AssetsNet	$ 171,477,496	$ 171,477,496
Holdings Count | Holding	11	11
Advisory Fees Paid, Amount		$ 181,438
InvestmentCompanyPortfolioTurnover		10.00%
Largest Holdings [Text Block]

Asset Allocation

Fixed Income Funds	55.4%
Equity Funds	28.2%
Asset Allocation Funds	12.9%
International Equity Funds	2.4%
Global Equity Funds	1.2%
Other	(0.1%)

C000090445
Shareholder Report [Line Items]
Fund Name		LVIP American Income Allocation Fund
Class Name		Standard Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP American Income Allocation Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$15	0.30%

Expenses Paid, Amount		$ 15
Expense Ratio, Percent		0.30%
AssetsNet	$ 171,477,496	$ 171,477,496
Holdings Count | Holding	11	11
Advisory Fees Paid, Amount		$ 181,438
InvestmentCompanyPortfolioTurnover		10.00%
Largest Holdings [Text Block]

Asset Allocation

Fixed Income Funds	55.4%
Equity Funds	28.2%
Asset Allocation Funds	12.9%
International Equity Funds	2.4%
Global Equity Funds	1.2%
Other	(0.1%)

C000090444
Shareholder Report [Line Items]
Fund Name		LVIP American Growth Allocation Fund
Class Name		Service Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP American Growth Allocation Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$32	0.62%

Expenses Paid, Amount		$ 32
Expense Ratio, Percent		0.62%
AssetsNet	$ 821,361,712	$ 821,361,712
Holdings Count | Holding	11	11
Advisory Fees Paid, Amount		$ 868,503
InvestmentCompanyPortfolioTurnover		9.00%
Largest Holdings [Text Block]

Asset Allocation

Equity Funds	44.9%
Fixed Income Funds	26.7%
International Equity Funds	17.2%
Asset Allocation Funds	7.9%
Global Equity Funds	3.4%
Other	(0.1%)

C000090443
Shareholder Report [Line Items]
Fund Name		LVIP American Growth Allocation Fund
Class Name		Standard Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP American Growth Allocation Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$14	0.27%

Expenses Paid, Amount		$ 14
Expense Ratio, Percent		0.27%
AssetsNet	$ 821,361,712	$ 821,361,712
Holdings Count | Holding	11	11
Advisory Fees Paid, Amount		$ 868,503
InvestmentCompanyPortfolioTurnover		9.00%
Largest Holdings [Text Block]

Asset Allocation

Equity Funds	44.9%
Fixed Income Funds	26.7%
International Equity Funds	17.2%
Asset Allocation Funds	7.9%
Global Equity Funds	3.4%
Other	(0.1%)

C000247618
Shareholder Report [Line Items]
Fund Name		LVIP American Century Balanced Fund
Class Name		Service Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP American Century Balanced Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$53	1.02%

Expenses Paid, Amount		$ 53
Expense Ratio, Percent		1.02%
AssetsNet	$ 378,601,214	$ 378,601,214
Holdings Count | Holding	633	633
Advisory Fees Paid, Amount		$ 1,315,368
InvestmentCompanyPortfolioTurnover		42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$378,601,214 # of Portfolio Holdings633 Portfolio Turnover Rate42% Total Advisory Fees Paid$1,315,368
Holdings [Text Block]

Top 5 Holdings (Equity)

Microsoft Corp.	5.4%
NVIDIA Corp.	4.4%
Apple, Inc.	4.0%
Alphabet, Inc., Class A	2.8%
Amazon.com, Inc.	2.2%

Largest Holdings [Text Block]

Asset Allocation

Common Stock	61.8%
Agency Mortgage-Backed Securities	12.2%
Corporate Bonds	9.5%
U.S. Treasury Obligations	8.2%
Non-Agency Asset-Backed Securities	2.6%
Non-Agency Collateralized Mortgage Obligations	2.0%
Non-Agency Commercial Mortgage-Backed Securities	1.3%
Short-Term Investments	1.0%
Agency Obligations	0.5%
Exchange-Traded Funds	0.3%
Other	0.1%

Accountant Change Statement [Text Block]

Accountant change: Effective April 26, 2024, Deloitte & Touche, LLP was replaced by Ernst and Young as independent registered public accounting firm for the Fund due to the completion of the Fund’s acquisition of the VP Balanced Fund.

C000247620
Shareholder Report [Line Items]
Fund Name	LVIP American Century Balanced Fund
Class Name	Standard Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Century Balanced Fund for the period of April 26, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$12	0.67%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.67%
AssetsNet	$ 378,601,214	$ 378,601,214
Holdings Count | Holding	633	633
Advisory Fees Paid, Amount	$ 1,315,368
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$378,601,214 # of Portfolio Holdings633 Portfolio Turnover Rate42% Total Advisory Fees Paid$1,315,368
Holdings [Text Block]

Top 5 Holdings (Equity)

Microsoft Corp.	5.4%
NVIDIA Corp.	4.4%
Apple, Inc.	4.0%
Alphabet, Inc., Class A	2.8%
Amazon.com, Inc.	2.2%

Largest Holdings [Text Block]

Asset Allocation

Common Stock	61.8%
Agency Mortgage-Backed Securities	12.2%
Corporate Bonds	9.5%
U.S. Treasury Obligations	8.2%
Non-Agency Asset-Backed Securities	2.6%
Non-Agency Collateralized Mortgage Obligations	2.0%
Non-Agency Commercial Mortgage-Backed Securities	1.3%
Short-Term Investments	1.0%
Agency Obligations	0.5%
Exchange-Traded Funds	0.3%
Other	0.1%

C000247619
Shareholder Report [Line Items]
Fund Name		LVIP American Century Balanced Fund
Class Name		Standard Class II
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP American Century Balanced Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$40	0.77%

Expenses Paid, Amount		$ 40
Expense Ratio, Percent		0.77%
AssetsNet	$ 378,601,214	$ 378,601,214
Holdings Count | Holding	633	633
Advisory Fees Paid, Amount		$ 1,315,368
InvestmentCompanyPortfolioTurnover		42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$378,601,214 # of Portfolio Holdings633 Portfolio Turnover Rate42% Total Advisory Fees Paid$1,315,368
Holdings [Text Block]

Top 5 Holdings (Equity)

Microsoft Corp.	5.4%
NVIDIA Corp.	4.4%
Apple, Inc.	4.0%
Alphabet, Inc., Class A	2.8%
Amazon.com, Inc.	2.2%

Largest Holdings [Text Block]

Asset Allocation

Common Stock	61.8%
Agency Mortgage-Backed Securities	12.2%
Corporate Bonds	9.5%
U.S. Treasury Obligations	8.2%
Non-Agency Asset-Backed Securities	2.6%
Non-Agency Collateralized Mortgage Obligations	2.0%
Non-Agency Commercial Mortgage-Backed Securities	1.3%
Short-Term Investments	1.0%
Agency Obligations	0.5%
Exchange-Traded Funds	0.3%
Other	0.1%

Accountant Change Statement [Text Block]

Accountant change: Effective April 26, 2024, Deloitte & Touche, LLP was replaced by Ernst and Young as independent registered public accounting firm for the Fund due to the completion of the Fund’s acquisition of the VP Balanced Fund.

C000247623
Shareholder Report [Line Items]
Fund Name		LVIP American Century Capital Appreciation Fund
Class Name		Service Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP American Century Capital Appreciation Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$54	1.03%

Expenses Paid, Amount		$ 54
Expense Ratio, Percent		1.03%
AssetsNet	$ 456,920,374	$ 456,920,374
Holdings Count | Holding	92	92
Advisory Fees Paid, Amount		$ 1,382,095
InvestmentCompanyPortfolioTurnover		40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$456,920,374 # of Portfolio Holdings92 Portfolio Turnover Rate40% Total Advisory Fees Paid$1,382,095
Holdings [Text Block]

Top 5 Industries (Equity)

Software	13.0%
Capital Markets	8.2%
Hotels, Restaurants & Leisure	6.7%
Health Care Equipment & Supplies	5.8%
Semiconductors & Semiconductor Equipment	5.6%

Largest Holdings [Text Block]

Asset Allocation

Common Stock	99.1%
Short-Term Investments	1.1%
Other	(0.2%)

Accountant Change Statement [Text Block]

Accountant change: Effective April 26, 2024, Deloitte & Touche, LLP was replaced by Ernst and Young as independent registered public accounting firm for the Fund due to the completion of the Fund’s acquisition of the VP Capital Appreciation Fund.

C000247621
Shareholder Report [Line Items]
Fund Name		LVIP American Century Capital Appreciation Fund
Class Name		Standard Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP American Century Capital Appreciation Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$30	0.58%

Expenses Paid, Amount		$ 30
Expense Ratio, Percent		0.58%
AssetsNet	$ 456,920,374	$ 456,920,374
Holdings Count | Holding	92	92
Advisory Fees Paid, Amount		$ 1,382,095
InvestmentCompanyPortfolioTurnover		40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$456,920,374 # of Portfolio Holdings92 Portfolio Turnover Rate40% Total Advisory Fees Paid$1,382,095
Holdings [Text Block]

Top 5 Industries (Equity)

Software	13.0%
Capital Markets	8.2%
Hotels, Restaurants & Leisure	6.7%
Health Care Equipment & Supplies	5.8%
Semiconductors & Semiconductor Equipment	5.6%

Largest Holdings [Text Block]

Asset Allocation

Common Stock	99.1%
Short-Term Investments	1.1%
Other	(0.2%)

Accountant Change Statement [Text Block]

Accountant change: Effective April 26, 2024, Deloitte & Touche, LLP was replaced by Ernst and Young as independent registered public accounting firm for the Fund due to the completion of the Fund’s acquisition of the VP Capital Appreciation Fund.

C000247622
Shareholder Report [Line Items]
Fund Name		LVIP American Century Capital Appreciation Fund
Class Name		Standard Class II
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP American Century Capital Appreciation Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$46	0.88%

Expenses Paid, Amount		$ 46
Expense Ratio, Percent		0.88%
AssetsNet	$ 456,920,374	$ 456,920,374
Holdings Count | Holding	92	92
Advisory Fees Paid, Amount		$ 1,382,095
InvestmentCompanyPortfolioTurnover		40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$456,920,374 # of Portfolio Holdings92 Portfolio Turnover Rate40% Total Advisory Fees Paid$1,382,095
Holdings [Text Block]

Top 5 Industries (Equity)

Software	13.0%
Capital Markets	8.2%
Hotels, Restaurants & Leisure	6.7%
Health Care Equipment & Supplies	5.8%
Semiconductors & Semiconductor Equipment	5.6%

Largest Holdings [Text Block]

Asset Allocation

Common Stock	99.1%
Short-Term Investments	1.1%
Other	(0.2%)

Accountant Change Statement [Text Block]

Accountant change: Effective April 26, 2024, Deloitte & Touche, LLP was replaced by Ernst and Young as independent registered public accounting firm for the Fund due to the completion of the Fund’s acquisition of the VP Capital Appreciation Fund.

C000247626
Shareholder Report [Line Items]
Fund Name		LVIP American Century Disciplined Core Value Fund
Class Name		Service Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP American Century Disciplined Core Value Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$49	0.96%

Expenses Paid, Amount		$ 49
Expense Ratio, Percent		0.96%
AssetsNet	$ 327,420,685	$ 327,420,685
Holdings Count | Holding	181	181
Advisory Fees Paid, Amount		$ 1,085,041
InvestmentCompanyPortfolioTurnover		36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$327,420,685 # of Portfolio Holdings181 Portfolio Turnover Rate36% Total Advisory Fees Paid$1,085,041
Holdings [Text Block]

Top 5 Industries (Equity)

Oil, Gas & Consumable Fuels	8.0%
Semiconductors & Semiconductor Equipment	7.3%
Banks	7.1%
Machinery	4.8%
Pharmaceuticals	4.7%

Largest Holdings [Text Block]

Asset Allocation

Common Stock	99.8%
Short-Term Investments	0.2%
Other	0.0%

Accountant Change Statement [Text Block]

Accountant change: Effective April 26, 2024, Deloitte & Touche, LLP was replaced by Ernst and Young as independent registered public accounting firm for the Fund due to the completion of the Fund’s acquisition of the VP Disciplined Core Value Fund.

C000247628
Shareholder Report [Line Items]
Fund Name	LVIP American Century Disciplined Core Value Fund
Class Name	Standard Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Century Disciplined Core Value Fund for the period of April 26, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$11	0.61%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.61%
AssetsNet	$ 327,420,685	$ 327,420,685
Holdings Count | Holding	181	181
Advisory Fees Paid, Amount	$ 1,085,041
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$327,420,685 # of Portfolio Holdings181 Portfolio Turnover Rate36% Total Advisory Fees Paid$1,085,041
Holdings [Text Block]

Top 5 Industries (Equity)

Oil, Gas & Consumable Fuels	8.0%
Semiconductors & Semiconductor Equipment	7.3%
Banks	7.1%
Machinery	4.8%
Pharmaceuticals	4.7%

Largest Holdings [Text Block]

Asset Allocation

Common Stock	99.8%
Short-Term Investments	0.2%
Other	0.0%

C000247627
Shareholder Report [Line Items]
Fund Name		LVIP American Century Disciplined Core Value Fund
Class Name		Standard Class II
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP American Century Disciplined Core Value Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$37	0.71%

Expenses Paid, Amount		$ 37
Expense Ratio, Percent		0.71%
AssetsNet	$ 327,420,685	$ 327,420,685
Holdings Count | Holding	181	181
Advisory Fees Paid, Amount		$ 1,085,041
InvestmentCompanyPortfolioTurnover		36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$327,420,685 # of Portfolio Holdings181 Portfolio Turnover Rate36% Total Advisory Fees Paid$1,085,041
Holdings [Text Block]

Top 5 Industries (Equity)

Oil, Gas & Consumable Fuels	8.0%
Semiconductors & Semiconductor Equipment	7.3%
Banks	7.1%
Machinery	4.8%
Pharmaceuticals	4.7%

Largest Holdings [Text Block]

Asset Allocation

Common Stock	99.8%
Short-Term Investments	0.2%
Other	0.0%

Accountant Change Statement [Text Block]

Accountant change: Effective April 26, 2024, Deloitte & Touche, LLP was replaced by Ernst and Young as independent registered public accounting firm for the Fund due to the completion of the Fund’s acquisition of the VP Disciplined Core Value Fund.

C000247630
Shareholder Report [Line Items]
Fund Name		LVIP American Century Inflation Protection Fund
Class Name		Service Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP American Century Inflation Protection Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$35	0.71%

Expenses Paid, Amount		$ 35
Expense Ratio, Percent		0.71%
AssetsNet	$ 532,851,628	$ 532,851,628
Holdings Count | Holding	170	170
Advisory Fees Paid, Amount		$ 1,119,108
InvestmentCompanyPortfolioTurnover		35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$532,851,628 # of Portfolio Holdings170 Portfolio Turnover Rate35% Total Advisory Fees Paid$1,119,108
Holdings [Text Block]

Credit Quality Ratings (as a % of fixed income investments)

U.S. Government	73.0%
AAA	7.2%
AA	5.1%
A	5.3%
BBB	1.6%
Not Rated	1.4%

Largest Holdings [Text Block]

Asset Allocation

U.S. Treasury Obligations	54.0%
Agency Obligations	9.7%
Agency Mortgage-Backed Securities	8.9%
Corporate Bonds	7.0%
Short-Term Investments	6.4%
Sovereign Bonds	4.9%
Non-Agency Asset-Backed Securities	4.0%
Non-Agency Collateralized Mortgage Obligations	2.4%
Non-Agency Commercial Mortgage-Backed Securities	1.3%
Municipal Bonds	0.4%
Other	0.6%

Accountant Change Statement [Text Block]

Accountant change: Effective April 26, 2024, Deloitte & Touche, LLP was replaced by Ernst and Young as independent registered public accounting firm for the Fund due to the completion of the Fund’s acquisition of the VP Inflation Protection Fund.

C000247632
Shareholder Report [Line Items]
Fund Name	LVIP American Century Inflation Protection Fund
Class Name	Standard Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Century Inflation Protection Fund for the period of April 26, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$6	0.36%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.36%
AssetsNet	$ 532,851,628	$ 532,851,628
Holdings Count | Holding	170	170
Advisory Fees Paid, Amount	$ 1,119,108
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$532,851,628 # of Portfolio Holdings170 Portfolio Turnover Rate35% Total Advisory Fees Paid$1,119,108
Holdings [Text Block]

Credit Quality Ratings (as a % of fixed income investments)

U.S. Government	73.0%
AAA	7.2%
AA	5.1%
A	5.3%
BBB	1.6%
Not Rated	1.4%

Largest Holdings [Text Block]

Asset Allocation

U.S. Treasury Obligations	54.0%
Agency Obligations	9.7%
Agency Mortgage-Backed Securities	8.9%
Corporate Bonds	7.0%
Short-Term Investments	6.4%
Sovereign Bonds	4.9%
Non-Agency Asset-Backed Securities	4.0%
Non-Agency Collateralized Mortgage Obligations	2.4%
Non-Agency Commercial Mortgage-Backed Securities	1.3%
Municipal Bonds	0.4%
Other	0.6%

C000247629
Shareholder Report [Line Items]
Fund Name		LVIP American Century Inflation Protection Fund
Class Name		Standard Class II
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP American Century Inflation Protection Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$23	0.46%

Expenses Paid, Amount		$ 23
Expense Ratio, Percent		0.46%
AssetsNet	$ 532,851,628	$ 532,851,628
Holdings Count | Holding	170	170
Advisory Fees Paid, Amount		$ 1,119,108
InvestmentCompanyPortfolioTurnover		35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$532,851,628 # of Portfolio Holdings170 Portfolio Turnover Rate35% Total Advisory Fees Paid$1,119,108
Holdings [Text Block]

Credit Quality Ratings (as a % of fixed income investments)

U.S. Government	73.0%
AAA	7.2%
AA	5.1%
A	5.3%
BBB	1.6%
Not Rated	1.4%

Largest Holdings [Text Block]

Asset Allocation

U.S. Treasury Obligations	54.0%
Agency Obligations	9.7%
Agency Mortgage-Backed Securities	8.9%
Corporate Bonds	7.0%
Short-Term Investments	6.4%
Sovereign Bonds	4.9%
Non-Agency Asset-Backed Securities	4.0%
Non-Agency Collateralized Mortgage Obligations	2.4%
Non-Agency Commercial Mortgage-Backed Securities	1.3%
Municipal Bonds	0.4%
Other	0.6%

Accountant Change Statement [Text Block]

Accountant change: Effective April 26, 2024, Deloitte & Touche, LLP was replaced by Ernst and Young as independent registered public accounting firm for the Fund due to the completion of the Fund’s acquisition of the VP Inflation Protection Fund.

C000247634
Shareholder Report [Line Items]
Fund Name		LVIP American Century International Fund
Class Name		Service Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP American Century International Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$57	1.11%

Expenses Paid, Amount		$ 57
Expense Ratio, Percent		1.11%
AssetsNet	$ 168,612,960	$ 168,612,960
Holdings Count | Holding	87	87
Advisory Fees Paid, Amount		$ 750,083
InvestmentCompanyPortfolioTurnover		29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$168,612,960 # of Portfolio Holdings87 Portfolio Turnover Rate29% Total Advisory Fees Paid$750,083
Holdings [Text Block]

Top 5 Countries (Equity)

Japan	17.8%
United Kingdom	16.6%
France	13.8%
Switzerland	9.2%
Netherlands	7.3%

Largest Holdings [Text Block]

Asset Allocation

Common Stock	98.9%
Short-Term Investments	0.8%
Other	0.3%

Accountant Change Statement [Text Block]

Accountant change: Effective April 26, 2024, Deloitte & Touche, LLP was replaced by Ernst and Young as independent registered public accounting firm for the Fund due to the completion of the Fund’s acquisition of the VP International Fund.

C000247635
Shareholder Report [Line Items]
Fund Name	LVIP American Century International Fund
Class Name	Standard Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Century International Fund for the period of April 26, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$15	0.85%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.85%
AssetsNet	$ 168,612,960	$ 168,612,960
Holdings Count | Holding	87	87
Advisory Fees Paid, Amount	$ 750,083
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$168,612,960 # of Portfolio Holdings87 Portfolio Turnover Rate29% Total Advisory Fees Paid$750,083
Holdings [Text Block]

Top 5 Countries (Equity)

Japan	17.8%
United Kingdom	16.6%
France	13.8%
Switzerland	9.2%
Netherlands	7.3%

Largest Holdings [Text Block]

Asset Allocation

Common Stock	98.9%
Short-Term Investments	0.8%
Other	0.3%

C000247636
Shareholder Report [Line Items]
Fund Name		LVIP American Century International Fund
Class Name		Standard Class II
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP American Century International Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$49	0.96%

Expenses Paid, Amount		$ 49
Expense Ratio, Percent		0.96%
AssetsNet	$ 168,612,960	$ 168,612,960
Holdings Count | Holding	87	87
Advisory Fees Paid, Amount		$ 750,083
InvestmentCompanyPortfolioTurnover		29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$168,612,960 # of Portfolio Holdings87 Portfolio Turnover Rate29% Total Advisory Fees Paid$750,083
Holdings [Text Block]

Top 5 Countries (Equity)

Japan	17.8%
United Kingdom	16.6%
France	13.8%
Switzerland	9.2%
Netherlands	7.3%

Largest Holdings [Text Block]

Asset Allocation

Common Stock	98.9%
Short-Term Investments	0.8%
Other	0.3%

Accountant Change Statement [Text Block]

Accountant change: Effective April 26, 2024, Deloitte & Touche, LLP was replaced by Ernst and Young as independent registered public accounting firm for the Fund due to the completion of the Fund’s acquisition of the VP International Fund.

C000247638
Shareholder Report [Line Items]
Fund Name		LVIP American Century Large Company Value Fund
Class Name		Service Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP American Century Large Company Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$43	0.85%

Expenses Paid, Amount		$ 43
Expense Ratio, Percent		0.85%
AssetsNet	$ 144,067,622	$ 144,067,622
Holdings Count | Holding	84	84
Advisory Fees Paid, Amount		$ 429,340
InvestmentCompanyPortfolioTurnover		22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$144,067,622 # of Portfolio Holdings84 Portfolio Turnover Rate22% Total Advisory Fees Paid$429,340
Holdings [Text Block]

Top 5 Industries (Equity)

Health Care Equipment & Supplies	9.1%
Oil, Gas & Consumable Fuels	6.9%
Banks	6.8%
Capital Markets	6.5%
Electric Utilities	6.5%

Largest Holdings [Text Block]

Asset Allocation

Common Stock	97.8%
Short-Term Investments	2.0%
Other	0.2%

Accountant Change Statement [Text Block]

Accountant change: Effective April 26, 2024, Deloitte & Touche, LLP was replaced by Ernst and Young as independent registered public accounting firm for the Fund due to the completion of the Fund’s acquisition of the VP Large Company Value Fund.

C000247640
Shareholder Report [Line Items]
Fund Name	LVIP American Century Large Company Value Fund
Class Name	Standard Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Century Large Company Value Fund for the period of April 26, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$11	0.60%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.60%
AssetsNet	$ 144,067,622	$ 144,067,622
Holdings Count | Holding	84	84
Advisory Fees Paid, Amount	$ 429,340
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$144,067,622 # of Portfolio Holdings84 Portfolio Turnover Rate22% Total Advisory Fees Paid$429,340
Holdings [Text Block]

Top 5 Industries (Equity)

Health Care Equipment & Supplies	9.1%
Oil, Gas & Consumable Fuels	6.9%
Banks	6.8%
Capital Markets	6.5%
Electric Utilities	6.5%

Largest Holdings [Text Block]

Asset Allocation

Common Stock	97.8%
Short-Term Investments	2.0%
Other	0.2%

C000247637
Shareholder Report [Line Items]
Fund Name		LVIP American Century Large Company Value Fund
Class Name		Standard Class II
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP American Century Large Company Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$35	0.70%

Expenses Paid, Amount		$ 35
Expense Ratio, Percent		0.70%
AssetsNet	$ 144,067,622	$ 144,067,622
Holdings Count | Holding	84	84
Advisory Fees Paid, Amount		$ 429,340
InvestmentCompanyPortfolioTurnover		22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$144,067,622 # of Portfolio Holdings84 Portfolio Turnover Rate22% Total Advisory Fees Paid$429,340
Holdings [Text Block]

Top 5 Industries (Equity)

Health Care Equipment & Supplies	9.1%
Oil, Gas & Consumable Fuels	6.9%
Banks	6.8%
Capital Markets	6.5%
Electric Utilities	6.5%

Largest Holdings [Text Block]

Asset Allocation

Common Stock	97.8%
Short-Term Investments	2.0%
Other	0.2%

Accountant Change Statement [Text Block]

Accountant change: Effective April 26, 2024, Deloitte & Touche, LLP was replaced by Ernst and Young as independent registered public accounting firm for the Fund due to the completion of the Fund’s acquisition of the VP Large Company Value Fund.

C000247643
Shareholder Report [Line Items]
Fund Name		LVIP American Century Mid Cap Value Fund
Class Name		Service Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP American Century Mid Cap Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$50	1.01%

Expenses Paid, Amount		$ 50
Expense Ratio, Percent		1.01%
AssetsNet	$ 628,615,624	$ 628,615,624
Holdings Count | Holding	109	109
Advisory Fees Paid, Amount		$ 2,420,855
InvestmentCompanyPortfolioTurnover		28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$628,615,624 # of Portfolio Holdings109 Portfolio Turnover Rate28% Total Advisory Fees Paid$2,420,855
Holdings [Text Block]

Top 5 Industries (Equity)

Health Care Providers & Services	8.4%
Electric Utilities	6.7%
Health Care Equipment & Supplies	6.5%
Insurance	5.8%
Capital Markets	5.8%

Largest Holdings [Text Block]

Asset Allocation

Common Stock	98.0%
Short-Term Investments	1.1%
Preferred Stocks	0.8%
Other	0.1%

Accountant Change Statement [Text Block]

Accountant change: Effective April 26, 2024, Deloitte & Touche, LLP was replaced by Ernst and Young as independent registered public accounting firm for the Fund due to the completion of the Fund’s acquisition of the VP Mid Cap Value Fund.

C000247641
Shareholder Report [Line Items]
Fund Name	LVIP American Century Mid Cap Value Fund
Class Name	Standard Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Century Mid Cap Value Fund for the period of April 26, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$14	0.76%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.76%
AssetsNet	$ 628,615,624	$ 628,615,624
Holdings Count | Holding	109	109
Advisory Fees Paid, Amount	$ 2,420,855
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$628,615,624 # of Portfolio Holdings109 Portfolio Turnover Rate28% Total Advisory Fees Paid$2,420,855
Holdings [Text Block]

Top 5 Industries (Equity)

Health Care Providers & Services	8.4%
Electric Utilities	6.7%
Health Care Equipment & Supplies	6.5%
Insurance	5.8%
Capital Markets	5.8%

Largest Holdings [Text Block]

Asset Allocation

Common Stock	98.0%
Short-Term Investments	1.1%
Preferred Stocks	0.8%
Other	0.1%

C000247642
Shareholder Report [Line Items]
Fund Name		LVIP American Century Mid Cap Value Fund
Class Name		Standard Class II
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP American Century Mid Cap Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$43	0.86%

Expenses Paid, Amount		$ 43
Expense Ratio, Percent		0.86%
AssetsNet	$ 628,615,624	$ 628,615,624
Holdings Count | Holding	109	109
Advisory Fees Paid, Amount		$ 2,420,855
InvestmentCompanyPortfolioTurnover		28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$628,615,624 # of Portfolio Holdings109 Portfolio Turnover Rate28% Total Advisory Fees Paid$2,420,855
Holdings [Text Block]

Top 5 Industries (Equity)

Health Care Providers & Services	8.4%
Electric Utilities	6.7%
Health Care Equipment & Supplies	6.5%
Insurance	5.8%
Capital Markets	5.8%

Largest Holdings [Text Block]

Asset Allocation

Common Stock	98.0%
Short-Term Investments	1.1%
Preferred Stocks	0.8%
Other	0.1%

Accountant Change Statement [Text Block]

Accountant change: Effective April 26, 2024, Deloitte & Touche, LLP was replaced by Ernst and Young as independent registered public accounting firm for the Fund due to the completion of the Fund’s acquisition of the VP Mid Cap Value Fund.

C000131266
Shareholder Report [Line Items]
Fund Name		LVIP American Century Select Mid Cap Managed Volatility Fund
Class Name		Service Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP American Century Select Mid Cap Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$59	1.17%

Expenses Paid, Amount		$ 59
Expense Ratio, Percent		1.17%
AssetsNet	$ 501,109,734	$ 501,109,734
Holdings Count | Holding	204	204
Advisory Fees Paid, Amount		$ 1,882,855
InvestmentCompanyPortfolioTurnover		30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$501,109,734 # of Portfolio Holdings204 Portfolio Turnover Rate30% Total Advisory Fees Paid$1,882,855
Holdings [Text Block]

Asset Allocation

Common Stock	93.5%
Money Market Fund	5.6%
Preferred Stocks	0.5%
Other	0.4%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Health Care Providers & Services	6.6%
Health Care Equipment & Supplies	6.0%
Capital Markets	6.0%
Electric Utilities	5.0%
Insurance	4.6%

C000131265
Shareholder Report [Line Items]
Fund Name		LVIP American Century Select Mid Cap Managed Volatility Fund
Class Name		Standard Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP American Century Select Mid Cap Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$41	0.82%

Expenses Paid, Amount		$ 41
Expense Ratio, Percent		0.82%
AssetsNet	$ 501,109,734	$ 501,109,734
Holdings Count | Holding	204	204
Advisory Fees Paid, Amount		$ 1,882,855
InvestmentCompanyPortfolioTurnover		30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$501,109,734 # of Portfolio Holdings204 Portfolio Turnover Rate30% Total Advisory Fees Paid$1,882,855
Holdings [Text Block]

Asset Allocation

Common Stock	93.5%
Money Market Fund	5.6%
Preferred Stocks	0.5%
Other	0.4%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Health Care Providers & Services	6.6%
Health Care Equipment & Supplies	6.0%
Capital Markets	6.0%
Electric Utilities	5.0%
Insurance	4.6%

C000247647
Shareholder Report [Line Items]
Fund Name		LVIP American Century Ultra<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 11px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Fund
Class Name		Service Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP American Century Ultra® Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$50	0.91%

Expenses Paid, Amount		$ 50
Expense Ratio, Percent		0.91%
AssetsNet	$ 406,946,239	$ 406,946,239
Holdings Count | Holding	67	67
Advisory Fees Paid, Amount		$ 1,180,954
InvestmentCompanyPortfolioTurnover		17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$406,946,239 # of Portfolio Holdings67 Portfolio Turnover Rate17% Total Advisory Fees Paid$1,180,954
Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	18.3%
Software	13.9%
Interactive Media & Services	11.7%
Technology Hardware, Storage & Peripherals	11.4%
Broadline Retail	6.4%

Largest Holdings [Text Block]

Asset Allocation

Common Stock	99.2%
Exchange-Traded Funds	0.5%
Short-Term Investments	0.3%
Rights	0.0%
Other	0.0%

Accountant Change Statement [Text Block]

Accountant change: Effective April 26, 2024, Deloitte & Touche, LLP was replaced by Ernst and Young as independent registered public accounting firm for the Fund due to the completion of the Fund’s acquisition of the VP Ultra Fund.

C000247645
Shareholder Report [Line Items]
Fund Name	LVIP American Century Ultra<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 11px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Fund
Class Name	Standard Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Century Ultra® Fund for the period of April 26, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$12	0.65%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.65%
AssetsNet	$ 406,946,239	$ 406,946,239
Holdings Count | Holding	67	67
Advisory Fees Paid, Amount	$ 1,180,954
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$406,946,239 # of Portfolio Holdings67 Portfolio Turnover Rate17% Total Advisory Fees Paid$1,180,954
Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	18.3%
Software	13.9%
Interactive Media & Services	11.7%
Technology Hardware, Storage & Peripherals	11.4%
Broadline Retail	6.4%

Largest Holdings [Text Block]

Asset Allocation

Common Stock	99.2%
Exchange-Traded Funds	0.5%
Short-Term Investments	0.3%
Rights	0.0%
Other	0.0%

C000247648
Shareholder Report [Line Items]
Fund Name		LVIP American Century Ultra<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 11px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Fund
Class Name		Standard Class II
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP American Century Ultra® Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$42	0.76%

Expenses Paid, Amount		$ 42
Expense Ratio, Percent		0.76%
AssetsNet	$ 406,946,239	$ 406,946,239
Holdings Count | Holding	67	67
Advisory Fees Paid, Amount		$ 1,180,954
InvestmentCompanyPortfolioTurnover		17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$406,946,239 # of Portfolio Holdings67 Portfolio Turnover Rate17% Total Advisory Fees Paid$1,180,954
Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	18.3%
Software	13.9%
Interactive Media & Services	11.7%
Technology Hardware, Storage & Peripherals	11.4%
Broadline Retail	6.4%

Largest Holdings [Text Block]

Asset Allocation

Common Stock	99.2%
Exchange-Traded Funds	0.5%
Short-Term Investments	0.3%
Rights	0.0%
Other	0.0%

Accountant Change Statement [Text Block]

Accountant change: Effective April 26, 2024, Deloitte & Touche, LLP was replaced by Ernst and Young as independent registered public accounting firm for the Fund due to the completion of the Fund’s acquisition of the VP Ultra Fund.

C000247652
Shareholder Report [Line Items]
Fund Name		LVIP American Century Value Fund
Class Name		Service Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP American Century Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$43	0.85%

Expenses Paid, Amount		$ 43
Expense Ratio, Percent		0.85%
AssetsNet	$ 870,930,512	$ 870,930,512
Holdings Count | Holding	111	111
Advisory Fees Paid, Amount		$ 2,732,325
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$870,930,512 # of Portfolio Holdings111 Portfolio Turnover Rate11% Total Advisory Fees Paid$2,732,325
Holdings [Text Block]

Top 5 Industries (Equity)

Banks	10.9%
Pharmaceuticals	8.4%
Oil, Gas & Consumable Fuels	7.6%
Capital Markets	5.4%
Health Care Equipment & Supplies	5.3%

Largest Holdings [Text Block]

Asset Allocation

Common Stock	97.8%
Short-Term Investments	2.0%
Other	0.2%

Accountant Change Statement [Text Block]

Accountant change: Effective April 26, 2024, Deloitte & Touche, LLP was replaced by Ernst and Young as independent registered public accounting firm for the Fund due to the completion of the Fund’s acquisition of the VP Value Fund.

C000247650
Shareholder Report [Line Items]
Fund Name	LVIP American Century Value Fund
Class Name	Standard Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Century Value Fund for the period of April 26, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$11	0.61%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.61%
AssetsNet	$ 870,930,512	$ 870,930,512
Holdings Count | Holding	111	111
Advisory Fees Paid, Amount	$ 2,732,325
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$870,930,512 # of Portfolio Holdings111 Portfolio Turnover Rate11% Total Advisory Fees Paid$2,732,325
Holdings [Text Block]

Top 5 Industries (Equity)

Banks	10.9%
Pharmaceuticals	8.4%
Oil, Gas & Consumable Fuels	7.6%
Capital Markets	5.4%
Health Care Equipment & Supplies	5.3%

Largest Holdings [Text Block]

Asset Allocation

Common Stock	97.8%
Short-Term Investments	2.0%
Other	0.2%

C000247649
Shareholder Report [Line Items]
Fund Name		LVIP American Century Value Fund
Class Name		Standard Class II
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP American Century Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$35	0.70%

Expenses Paid, Amount		$ 35
Expense Ratio, Percent		0.70%
AssetsNet	$ 870,930,512	$ 870,930,512
Holdings Count | Holding	111	111
Advisory Fees Paid, Amount		$ 2,732,325
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$870,930,512 # of Portfolio Holdings111 Portfolio Turnover Rate11% Total Advisory Fees Paid$2,732,325
Holdings [Text Block]

Top 5 Industries (Equity)

Banks	10.9%
Pharmaceuticals	8.4%
Oil, Gas & Consumable Fuels	7.6%
Capital Markets	5.4%
Health Care Equipment & Supplies	5.3%

Largest Holdings [Text Block]

Asset Allocation

Common Stock	97.8%
Short-Term Investments	2.0%
Other	0.2%

Accountant Change Statement [Text Block]

Accountant change: Effective April 26, 2024, Deloitte & Touche, LLP was replaced by Ernst and Young as independent registered public accounting firm for the Fund due to the completion of the Fund’s acquisition of the VP Value Fund.

C000086779
Shareholder Report [Line Items]
Fund Name		LVIP American Global Growth Fund
Class Name		Service Class II
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP American Global Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class II	$33	0.62%

Expenses Paid, Amount		$ 33
Expense Ratio, Percent		0.62%
AssetsNet	$ 358,102,589	$ 358,102,589
Holdings Count | Holding	1	1
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		4.00%
Largest Holdings [Text Block]

Asset Allocation

International Equity Funds	100.1%
Other	(0.1%)

C000086780
Shareholder Report [Line Items]
Fund Name		LVIP American Global Small Capitalization Fund
Class Name		Service Class II
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP American Global Small Capitalization Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class II	$32	0.65%

Expenses Paid, Amount		$ 32
Expense Ratio, Percent		0.65%
AssetsNet	$ 56,661,662	$ 56,661,662
Holdings Count | Holding	1	1
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		6.00%
Largest Holdings [Text Block]

Asset Allocation

Global Equity Funds	100.1%
Other	(0.1%)

C000086781
Shareholder Report [Line Items]
Fund Name		LVIP American Growth Fund
Class Name		Service Class II
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP American Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class II	$32	0.60%

Expenses Paid, Amount		$ 32
Expense Ratio, Percent		0.60%
AssetsNet	$ 2,011,268,687	$ 2,011,268,687
Holdings Count | Holding	1	1
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		4.00%
Largest Holdings [Text Block]

Asset Allocation

Equity Funds	100.0%
Other	0.0%

C000086782
Shareholder Report [Line Items]
Fund Name		LVIP American Growth-Income Fund
Class Name		Service Class II
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP American Growth-Income Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class II	$32	0.60%

Expenses Paid, Amount		$ 32
Expense Ratio, Percent		0.60%
AssetsNet	$ 1,525,162,249	$ 1,525,162,249
Holdings Count | Holding	1	1
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		4.00%
Largest Holdings [Text Block]

Asset Allocation

Equity Funds	100.0%
Other	0.0%

C000086783
Shareholder Report [Line Items]
Fund Name		LVIP American International Fund
Class Name		Service Class II
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP American International Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class II	$32	0.62%

Expenses Paid, Amount		$ 32
Expense Ratio, Percent		0.62%
AssetsNet	$ 280,695,022	$ 280,695,022
Holdings Count | Holding	1	1
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		1.00%
Largest Holdings [Text Block]

Asset Allocation

International Equity Funds	100.0%
Other	0.0%

C000110363
Shareholder Report [Line Items]
Fund Name		LVIP American Global Balanced Allocation Managed Risk Fund
Class Name		Service Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP American Global Balanced Allocation Managed Risk Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$34	0.66%

Expenses Paid, Amount		$ 34
Expense Ratio, Percent		0.66%
AssetsNet	$ 1,211,800,547	$ 1,211,800,547
Holdings Count | Holding	26	26
Advisory Fees Paid, Amount		$ 1,526,891
InvestmentCompanyPortfolioTurnover		8.00%
Largest Holdings [Text Block]

Asset Allocation

Fixed Income Funds	44.3%
Equity Funds	32.6%
Asset Allocation Funds	12.5%
International Equity Funds	4.7%
Global Equity Funds	3.4%
Money Market Funds	2.4%
Other	0.1%

C000110362
Shareholder Report [Line Items]
Fund Name		LVIP American Global Balanced Allocation Managed Risk Fund
Class Name		Standard Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP American Global Balanced Allocation Managed Risk Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$16	0.31%

Expenses Paid, Amount		$ 16
Expense Ratio, Percent		0.31%
AssetsNet	$ 1,211,800,547	$ 1,211,800,547
Holdings Count | Holding	26	26
Advisory Fees Paid, Amount		$ 1,526,891
InvestmentCompanyPortfolioTurnover		8.00%
Largest Holdings [Text Block]

Asset Allocation

Fixed Income Funds	44.3%
Equity Funds	32.6%
Asset Allocation Funds	12.5%
International Equity Funds	4.7%
Global Equity Funds	3.4%
Money Market Funds	2.4%
Other	0.1%

C000110365
Shareholder Report [Line Items]
Fund Name		LVIP American Global Growth Allocation Managed Risk Fund
Class Name		Service Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP American Global Growth Allocation Managed Risk Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$33	0.65%

Expenses Paid, Amount		$ 33
Expense Ratio, Percent		0.65%
AssetsNet	$ 2,422,894,976	$ 2,422,894,976
Holdings Count | Holding	26	26
Advisory Fees Paid, Amount		$ 3,053,478
InvestmentCompanyPortfolioTurnover		8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,422,894,976 # of Portfolio Holdings26 Portfolio Turnover Rate8% Total Advisory Fees Paid$3,053,478
Largest Holdings [Text Block]

Asset Allocation

Equity Funds	44.1%
Fixed Income Funds	25.8%
International Equity Funds	13.7%
Asset Allocation Funds	7.7%
Global Equity Funds	5.7%
Money Market Funds	2.9%
Other	0.1%

C000110364
Shareholder Report [Line Items]
Fund Name		LVIP American Global Growth Allocation Managed Risk Fund
Class Name		Standard Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP American Global Growth Allocation Managed Risk Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$15	0.30%

Expenses Paid, Amount		$ 15
Expense Ratio, Percent		0.30%
AssetsNet	$ 2,422,894,976	$ 2,422,894,976
Holdings Count | Holding	26	26
Advisory Fees Paid, Amount		$ 3,053,478
InvestmentCompanyPortfolioTurnover		8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,422,894,976 # of Portfolio Holdings26 Portfolio Turnover Rate8% Total Advisory Fees Paid$3,053,478
Largest Holdings [Text Block]

Asset Allocation

Equity Funds	44.1%
Fixed Income Funds	25.8%
International Equity Funds	13.7%
Asset Allocation Funds	7.7%
Global Equity Funds	5.7%
Money Market Funds	2.9%
Other	0.1%

C000117545
Shareholder Report [Line Items]
Fund Name		LVIP American Preservation Fund
Class Name		Service Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP American Preservation Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$29	0.59%

Expenses Paid, Amount		$ 29
Expense Ratio, Percent		0.59%
AssetsNet	$ 621,498,507	$ 621,498,507
Holdings Count | Holding	7	7
Advisory Fees Paid, Amount		$ 562,632
InvestmentCompanyPortfolioTurnover		26.00%
Largest Holdings [Text Block]

Asset Allocation

Fixed Income Funds	97.1%
Money Market Funds	3.0%
Other	(0.1%)

C000117544
Shareholder Report [Line Items]
Fund Name		LVIP American Preservation Fund
Class Name		Standard Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP American Preservation Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$12	0.24%

Expenses Paid, Amount		$ 12
Expense Ratio, Percent		0.24%
AssetsNet	$ 621,498,507	$ 621,498,507
Holdings Count | Holding	7	7
Advisory Fees Paid, Amount		$ 562,632
InvestmentCompanyPortfolioTurnover		26.00%
Largest Holdings [Text Block]

Asset Allocation

Fixed Income Funds	97.1%
Money Market Funds	3.0%
Other	(0.1%)

C000043353
Shareholder Report [Line Items]
Fund Name		LVIP Baron Growth Opportunities Fund
Class Name		Service Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP Baron Growth Opportunities Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	1.14%

Expenses Paid, Amount		$ 56
Expense Ratio, Percent		1.14%
AssetsNet	$ 850,109,750	$ 850,109,750
Holdings Count | Holding	38	38
Advisory Fees Paid, Amount		$ 3,591,941
InvestmentCompanyPortfolioTurnover		2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$850,109,750 # of Portfolio Holdings38 Portfolio Turnover Rate2% Total Advisory Fees Paid$3,591,941
Holdings [Text Block]

Asset Allocation

Common Stock	98.2%
Short-Term Investments	1.9%
Other	(0.1%)

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Insurance	19.6%
Capital Markets	18.0%
Hotels, Restaurants & Leisure	11.4%
Software	9.1%
IT Services	9.0%

C000043352
Shareholder Report [Line Items]
Fund Name		LVIP Baron Growth Opportunities Fund
Class Name		Standard Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP Baron Growth Opportunities Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$44	0.89%

Expenses Paid, Amount		$ 44
Expense Ratio, Percent		0.89%
AssetsNet	$ 850,109,750	$ 850,109,750
Holdings Count | Holding	38	38
Advisory Fees Paid, Amount		$ 3,591,941
InvestmentCompanyPortfolioTurnover		2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$850,109,750 # of Portfolio Holdings38 Portfolio Turnover Rate2% Total Advisory Fees Paid$3,591,941
Holdings [Text Block]

Asset Allocation

Common Stock	98.2%
Short-Term Investments	1.9%
Other	(0.1%)

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Insurance	19.6%
Capital Markets	18.0%
Hotels, Restaurants & Leisure	11.4%
Software	9.1%
IT Services	9.0%

C000007727
Shareholder Report [Line Items]
Fund Name		LVIP BlackRock Dividend Value Managed Volatility Fund
Class Name		Service Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP BlackRock Dividend Value Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$46	0.89%

Expenses Paid, Amount		$ 46
Expense Ratio, Percent		0.89%
AssetsNet	$ 1,756,590,672	$ 1,756,590,672
Holdings Count | Holding	189	189
Advisory Fees Paid, Amount		$ 5,041,664
InvestmentCompanyPortfolioTurnover		21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,756,590,672 # of Portfolio Holdings189 Portfolio Turnover Rate21% Total Advisory Fees Paid$5,041,664
Holdings [Text Block]

Asset Allocation

Common Stock	91.9%
Short-Term Investments	7.3%
Preferred Stocks	0.3%
Other	0.5%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	11.7%
Oil, Gas & Consumable Fuels	6.7%
Health Care Providers & Services	6.5%
Electric Utilities	6.2%
Insurance	5.6%

C000007726
Shareholder Report [Line Items]
Fund Name		LVIP BlackRock Dividend Value Managed Volatility Fund
Class Name		Standard Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP BlackRock Dividend Value Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$33	0.64%

Expenses Paid, Amount		$ 33
Expense Ratio, Percent		0.64%
AssetsNet	$ 1,756,590,672	$ 1,756,590,672
Holdings Count | Holding	189	189
Advisory Fees Paid, Amount		$ 5,041,664
InvestmentCompanyPortfolioTurnover		21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,756,590,672 # of Portfolio Holdings189 Portfolio Turnover Rate21% Total Advisory Fees Paid$5,041,664
Holdings [Text Block]

Asset Allocation

Common Stock	91.9%
Short-Term Investments	7.3%
Preferred Stocks	0.3%
Other	0.5%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	11.7%
Oil, Gas & Consumable Fuels	6.7%
Health Care Providers & Services	6.5%
Electric Utilities	6.2%
Insurance	5.6%

C000211425
Shareholder Report [Line Items]
Fund Name		LVIP BlackRock Global Allocation Fund
Class Name		Service Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP BlackRock Global Allocation Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$49	0.96%

Expenses Paid, Amount		$ 49
Expense Ratio, Percent		0.96%
AssetsNet	$ 2,095,750,472	$ 2,095,750,472
Holdings Count | Holding	2,340	2,340
Advisory Fees Paid, Amount		$ 6,538,276
InvestmentCompanyPortfolioTurnover		83.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,095,750,472 # of Portfolio Holdings2,340 Portfolio Turnover Rate83% Total Advisory Fees Paid$6,538,276
Holdings [Text Block]

Asset Allocation

Common Stock	65.8%
Short-Term Investments	10.1%
Corporate Bonds	9.5%
Sovereign Bonds	3.7%
Loan Agreements	2.6%
Non-Agency Commercial Mortgage-Backed Securities	1.9%
U.S. Treasury Obligations	1.5%
Agency Mortgage-Backed Securities	1.3%
Non-Agency Asset-Backed Securities	1.0%
Investment Companies	1.0%
Other	(0.4%)

Largest Holdings [Text Block]

Top 5 Holdings (Equity)

Microsoft Corp.	3.5%
NVIDIA Corp.	2.4%
Amazon.com, Inc.	2.2%
Alphabet, Inc., Class C	1.8%
Apple, Inc.	1.7%

C000211424
Shareholder Report [Line Items]
Fund Name		LVIP BlackRock Global Allocation Fund
Class Name		Standard Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP BlackRock Global Allocation Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$36	0.71%

Expenses Paid, Amount		$ 36
Expense Ratio, Percent		0.71%
AssetsNet	$ 2,095,750,472	$ 2,095,750,472
Holdings Count | Holding	2,340	2,340
Advisory Fees Paid, Amount		$ 6,538,276
InvestmentCompanyPortfolioTurnover		83.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,095,750,472 # of Portfolio Holdings2,340 Portfolio Turnover Rate83% Total Advisory Fees Paid$6,538,276
Holdings [Text Block]

Asset Allocation

Common Stock	65.8%
Short-Term Investments	10.1%
Corporate Bonds	9.5%
Sovereign Bonds	3.7%
Loan Agreements	2.6%
Non-Agency Commercial Mortgage-Backed Securities	1.9%
U.S. Treasury Obligations	1.5%
Agency Mortgage-Backed Securities	1.3%
Non-Agency Asset-Backed Securities	1.0%
Investment Companies	1.0%
Other	(0.4%)

Largest Holdings [Text Block]

Top 5 Holdings (Equity)

Microsoft Corp.	3.5%
NVIDIA Corp.	2.4%
Amazon.com, Inc.	2.2%
Alphabet, Inc., Class C	1.8%
Apple, Inc.	1.7%

C000124875
Shareholder Report [Line Items]
Fund Name		LVIP BlackRock Global Allocation Managed Risk Fund
Class Name		Service Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP BlackRock Global Allocation Managed Risk Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$25	0.49%

Expenses Paid, Amount		$ 25
Expense Ratio, Percent		0.49%
AssetsNet	$ 678,274,936	$ 678,274,936
Holdings Count | Holding	15	15
Advisory Fees Paid, Amount		$ 254,831
InvestmentCompanyPortfolioTurnover		0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$678,274,936 # of Portfolio Holdings15 Portfolio Turnover Rate0% Total Advisory Fees Paid$254,831
Largest Holdings [Text Block]

Asset Allocation

Global Multi-Asset Funds	97.0%
Money Market Funds	2.9%
Other	0.1%

C000124874
Shareholder Report [Line Items]
Fund Name		LVIP BlackRock Global Allocation Managed Risk Fund
Class Name		Standard Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP BlackRock Global Allocation Managed Risk Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$7	0.14%

Expenses Paid, Amount		$ 7
Expense Ratio, Percent		0.14%
AssetsNet	$ 678,274,936	$ 678,274,936
Holdings Count | Holding	15	15
Advisory Fees Paid, Amount		$ 254,831
InvestmentCompanyPortfolioTurnover		0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$678,274,936 # of Portfolio Holdings15 Portfolio Turnover Rate0% Total Advisory Fees Paid$254,831
Largest Holdings [Text Block]

Asset Allocation

Global Multi-Asset Funds	97.0%
Money Market Funds	2.9%
Other	0.1%

C000167348
Shareholder Report [Line Items]
Fund Name		LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Class Name		Service Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$34	0.67%

Expenses Paid, Amount		$ 34
Expense Ratio, Percent		0.67%
AssetsNet	$ 453,077,578	$ 453,077,578
Holdings Count | Holding	24	24
Advisory Fees Paid, Amount		$ 548,211
InvestmentCompanyPortfolioTurnover		3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$453,077,578 # of Portfolio Holdings24 Portfolio Turnover Rate3% Total Advisory Fees Paid$548,211
Largest Holdings [Text Block]

Asset Allocation

Equity Funds	50.0%
Fixed Income Funds	28.8%
International Equity Funds	18.0%
Money Market Funds	3.0%
Other	0.2%

C000167347
Shareholder Report [Line Items]
Fund Name		LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Class Name		Standard Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$16	0.32%

Expenses Paid, Amount		$ 16
Expense Ratio, Percent		0.32%
AssetsNet	$ 453,077,578	$ 453,077,578
Holdings Count | Holding	24	24
Advisory Fees Paid, Amount		$ 548,211
InvestmentCompanyPortfolioTurnover		3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$453,077,578 # of Portfolio Holdings24 Portfolio Turnover Rate3% Total Advisory Fees Paid$548,211
Largest Holdings [Text Block]

Asset Allocation

Equity Funds	50.0%
Fixed Income Funds	28.8%
International Equity Funds	18.0%
Money Market Funds	3.0%
Other	0.2%

C000087493
Shareholder Report [Line Items]
Fund Name		LVIP BlackRock Inflation Protected Bond Fund
Class Name		Service Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP BlackRock Inflation Protected Bond Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$57	1.15%

Expenses Paid, Amount		$ 57
Expense Ratio, Percent		1.15%
AssetsNet	$ 1,211,607,543	$ 1,211,607,543
Holdings Count | Holding	270	270
Advisory Fees Paid, Amount		$ 2,531,800
InvestmentCompanyPortfolioTurnover		142.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,211,607,543 # of Portfolio Holdings270 Portfolio Turnover Rate142% Total Advisory Fees Paid$2,531,800
Holdings [Text Block]

Asset Allocation

U.S. Treasury Obligations	58.2%
Sovereign Bonds	40.6%
Agency Mortgage-Backed Securities	3.1%
Non-Agency Asset-Backed Securities	2.4%
Non-Agency Collateralized Mortgage Obligations	1.2%
Non-Agency Commercial Mortgage-Backed Securities	0.9%
Supranational Banks	0.6%
Derivatives	0.0%
Securities Sold Short	0.0%
Other	(7.0%)

Largest Holdings [Text Block]

Top 5 Countries (Fixed Income)

United Kingdom	11.5%
France	8.4%
Italy	5.6%
Germany	4.2%
Japan	3.2%

C000087492
Shareholder Report [Line Items]
Fund Name		LVIP BlackRock Inflation Protected Bond Fund
Class Name		Standard Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP BlackRock Inflation Protected Bond Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$45	0.90%

Expenses Paid, Amount		$ 45
Expense Ratio, Percent		0.90%
AssetsNet	$ 1,211,607,543	$ 1,211,607,543
Holdings Count | Holding	270	270
Advisory Fees Paid, Amount		$ 2,531,800
InvestmentCompanyPortfolioTurnover		142.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,211,607,543 # of Portfolio Holdings270 Portfolio Turnover Rate142% Total Advisory Fees Paid$2,531,800
Holdings [Text Block]

Asset Allocation

U.S. Treasury Obligations	58.2%
Sovereign Bonds	40.6%
Agency Mortgage-Backed Securities	3.1%
Non-Agency Asset-Backed Securities	2.4%
Non-Agency Collateralized Mortgage Obligations	1.2%
Non-Agency Commercial Mortgage-Backed Securities	0.9%
Supranational Banks	0.6%
Derivatives	0.0%
Securities Sold Short	0.0%
Other	(7.0%)

Largest Holdings [Text Block]

Top 5 Countries (Fixed Income)

United Kingdom	11.5%
France	8.4%
Italy	5.6%
Germany	4.2%
Japan	3.2%

C000046810
Shareholder Report [Line Items]
Fund Name		LVIP BlackRock Real Estate Fund
Class Name		Service Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP BlackRock Real Estate Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$53	1.09%

Expenses Paid, Amount		$ 53
Expense Ratio, Percent		1.09%
AssetsNet	$ 271,636,022	$ 271,636,022
Holdings Count | Holding	184	184
Advisory Fees Paid, Amount		$ 1,025,626
InvestmentCompanyPortfolioTurnover		26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$271,636,022 # of Portfolio Holdings184 Portfolio Turnover Rate26% Total Advisory Fees Paid$1,025,626
Holdings [Text Block]

Asset Allocation

Common Stock	98.7%
Short-Term Investments	1.3%
Other	0.0%

Largest Holdings [Text Block]

Top 5 Countries (Equity)

United States	64.5%
Japan	8.8%
Hong Kong	6.2%
Australia	4.4%
United Kingdom	3.7%

C000046809
Shareholder Report [Line Items]
Fund Name		LVIP BlackRock Real Estate Fund
Class Name		Standard Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP BlackRock Real Estate Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$41	0.84%

Expenses Paid, Amount		$ 41
Expense Ratio, Percent		0.84%
AssetsNet	$ 271,636,022	$ 271,636,022
Holdings Count | Holding	184	184
Advisory Fees Paid, Amount		$ 1,025,626
InvestmentCompanyPortfolioTurnover		26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$271,636,022 # of Portfolio Holdings184 Portfolio Turnover Rate26% Total Advisory Fees Paid$1,025,626
Holdings [Text Block]

Asset Allocation

Common Stock	98.7%
Short-Term Investments	1.3%
Other	0.0%

Largest Holdings [Text Block]

Top 5 Countries (Equity)

United States	64.5%
Japan	8.8%
Hong Kong	6.2%
Australia	4.4%
United Kingdom	3.7%

C000167352
Shareholder Report [Line Items]
Fund Name		LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Class Name		Service Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$34	0.66%

Expenses Paid, Amount		$ 34
Expense Ratio, Percent		0.66%
AssetsNet	$ 608,862,129	$ 608,862,129
Holdings Count | Holding	12	12
Advisory Fees Paid, Amount		$ 738,023
InvestmentCompanyPortfolioTurnover		3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$608,862,129 # of Portfolio Holdings12 Portfolio Turnover Rate3% Total Advisory Fees Paid$738,023
Largest Holdings [Text Block]

Asset Allocation

Equity Funds	68.0%
Fixed Income Funds	28.7%
Money Market Funds	3.2%
Other	0.1%

C000167351
Shareholder Report [Line Items]
Fund Name		LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Class Name		Standard Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$16	0.31%

Expenses Paid, Amount		$ 16
Expense Ratio, Percent		0.31%
AssetsNet	$ 608,862,129	$ 608,862,129
Holdings Count | Holding	12	12
Advisory Fees Paid, Amount		$ 738,023
InvestmentCompanyPortfolioTurnover		3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$608,862,129 # of Portfolio Holdings12 Portfolio Turnover Rate3% Total Advisory Fees Paid$738,023
Largest Holdings [Text Block]

Asset Allocation

Equity Funds	68.0%
Fixed Income Funds	28.7%
Money Market Funds	3.2%
Other	0.1%

C000007723
Shareholder Report [Line Items]
Fund Name		LVIP Blended Large Cap Growth Managed Volatility Fund
Class Name		Service Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP Blended Large Cap Growth Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$51	0.92%

Expenses Paid, Amount		$ 51
Expense Ratio, Percent		0.92%
AssetsNet	$ 1,796,089,552	$ 1,796,089,552
Holdings Count | Holding	118	118
Advisory Fees Paid, Amount		$ 5,170,326
InvestmentCompanyPortfolioTurnover		61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,796,089,552 # of Portfolio Holdings118 Portfolio Turnover Rate61% Total Advisory Fees Paid$5,170,326
Holdings [Text Block]

Asset Allocation

Common Stock	94.4%
Short-Term Investments	5.3%
Rights	0.0%
Other	0.3%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	15.7%
Software	15.2%
Interactive Media & Services	11.4%
Broadline Retail	6.0%
Technology Hardware, Storage & Peripherals	5.9%

C000007722
Shareholder Report [Line Items]
Fund Name		LVIP Blended Large Cap Growth Managed Volatility Fund
Class Name		Standard Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP Blended Large Cap Growth Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$37	0.67%

Expenses Paid, Amount		$ 37
Expense Ratio, Percent		0.67%
AssetsNet	$ 1,796,089,552	$ 1,796,089,552
Holdings Count | Holding	118	118
Advisory Fees Paid, Amount		$ 5,170,326
InvestmentCompanyPortfolioTurnover		61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,796,089,552 # of Portfolio Holdings118 Portfolio Turnover Rate61% Total Advisory Fees Paid$5,170,326
Holdings [Text Block]

Asset Allocation

Common Stock	94.4%
Short-Term Investments	5.3%
Rights	0.0%
Other	0.3%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	15.7%
Software	15.2%
Interactive Media & Services	11.4%
Broadline Retail	6.0%
Technology Hardware, Storage & Peripherals	5.9%

C000043860
Shareholder Report [Line Items]
Fund Name		LVIP Blended Mid Cap Managed Volatility Fund
Class Name		Service Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP Blended Mid Cap Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$50	0.97%

Expenses Paid, Amount		$ 50
Expense Ratio, Percent		0.97%
AssetsNet	$ 802,057,578	$ 802,057,578
Holdings Count | Holding	319	319
Advisory Fees Paid, Amount		$ 2,622,946
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$802,057,578 # of Portfolio Holdings319 Portfolio Turnover Rate16% Total Advisory Fees Paid$2,622,946
Holdings [Text Block]

Asset Allocation

Common Stock	95.8%
Short-Term Investments	3.4%
Convertible Preferred Stocks	0.4%
Agency Obligations	0.3%
Warrants	0.0%
Other	0.1%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Software	13.4%
Hotels, Restaurants & Leisure	6.4%
Capital Markets	6.1%
Semiconductors & Semiconductor Equipment	5.7%
Professional Services	5.2%

C000043859
Shareholder Report [Line Items]
Fund Name		LVIP Blended Mid Cap Managed Volatility Fund
Class Name		Standard Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP Blended Mid Cap Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$37	0.72%

Expenses Paid, Amount		$ 37
Expense Ratio, Percent		0.72%
AssetsNet	$ 802,057,578	$ 802,057,578
Holdings Count | Holding	319	319
Advisory Fees Paid, Amount		$ 2,622,946
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$802,057,578 # of Portfolio Holdings319 Portfolio Turnover Rate16% Total Advisory Fees Paid$2,622,946
Holdings [Text Block]

Asset Allocation

Common Stock	95.8%
Short-Term Investments	3.4%
Convertible Preferred Stocks	0.4%
Agency Obligations	0.3%
Warrants	0.0%
Other	0.1%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Software	13.4%
Hotels, Restaurants & Leisure	6.4%
Capital Markets	6.1%
Semiconductors & Semiconductor Equipment	5.7%
Professional Services	5.2%

C000236984
Shareholder Report [Line Items]
Fund Name		LVIP Channing Small Cap Value Fund
Class Name		Service Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP Channing Small Cap Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$57	1.12%

Expenses Paid, Amount		$ 57
Expense Ratio, Percent		1.12%
AssetsNet	$ 100,328,785	$ 100,328,785
Holdings Count | Holding	44	44
Advisory Fees Paid, Amount		$ 390,512
InvestmentCompanyPortfolioTurnover		20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$100,328,785 # of Portfolio Holdings44 Portfolio Turnover Rate20% Total Advisory Fees Paid$390,512
Holdings [Text Block]

Asset Allocation

Common Stock	98.9%
Money Market Fund	1.1%
Other	0.0%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Electronic Equipment, Instruments & Components	10.5%
Capital Markets	10.1%
Banks	9.7%
Health Care Equipment & Supplies	7.2%
Commercial Services & Supplies	5.3%

C000236983
Shareholder Report [Line Items]
Fund Name		LVIP Channing Small Cap Value Fund
Class Name		Standard Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP Channing Small Cap Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$44	0.88%

Expenses Paid, Amount		$ 44
Expense Ratio, Percent		0.88%
AssetsNet	$ 100,328,785	$ 100,328,785
Holdings Count | Holding	44	44
Advisory Fees Paid, Amount		$ 390,512
InvestmentCompanyPortfolioTurnover		20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$100,328,785 # of Portfolio Holdings44 Portfolio Turnover Rate20% Total Advisory Fees Paid$390,512
Holdings [Text Block]

Asset Allocation

Common Stock	98.9%
Money Market Fund	1.1%
Other	0.0%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Electronic Equipment, Instruments & Components	10.5%
Capital Markets	10.1%
Banks	9.7%
Health Care Equipment & Supplies	7.2%
Commercial Services & Supplies	5.3%

C000131268
Shareholder Report [Line Items]
Fund Name		LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Class Name		Service Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$54	1.02%

Expenses Paid, Amount		$ 54
Expense Ratio, Percent		1.02%
AssetsNet	$ 489,743,236	$ 489,743,236
Holdings Count | Holding	167	167
Advisory Fees Paid, Amount		$ 1,527,993
InvestmentCompanyPortfolioTurnover		36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$489,743,236 # of Portfolio Holdings167 Portfolio Turnover Rate36% Total Advisory Fees Paid$1,527,993
Holdings [Text Block]

Asset Allocation

Common Stock	94.5%
Short-Term Investments	5.4%
Other	0.1%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Software	11.8%
Semiconductors & Semiconductor Equipment	8.5%
Interactive Media & Services	6.6%
Technology Hardware, Storage & Peripherals	5.8%
Financial Services	5.6%

C000131267
Shareholder Report [Line Items]
Fund Name		LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Class Name		Standard Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$35	0.67%

Expenses Paid, Amount		$ 35
Expense Ratio, Percent		0.67%
AssetsNet	$ 489,743,236	$ 489,743,236
Holdings Count | Holding	167	167
Advisory Fees Paid, Amount		$ 1,527,993
InvestmentCompanyPortfolioTurnover		36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$489,743,236 # of Portfolio Holdings167 Portfolio Turnover Rate36% Total Advisory Fees Paid$1,527,993
Holdings [Text Block]

Asset Allocation

Common Stock	94.5%
Short-Term Investments	5.4%
Other	0.1%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Software	11.8%
Semiconductors & Semiconductor Equipment	8.5%
Interactive Media & Services	6.6%
Technology Hardware, Storage & Peripherals	5.8%
Financial Services	5.6%

C000153125
Shareholder Report [Line Items]
Fund Name		LVIP Dimensional International Core Equity Fund
Class Name		Service Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP Dimensional International Core Equity Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$44	0.87%

Expenses Paid, Amount		$ 44
Expense Ratio, Percent		0.87%
AssetsNet	$ 534,381,234	$ 534,381,234
Holdings Count | Holding	4,017	4,017
Advisory Fees Paid, Amount		$ 1,558,588
InvestmentCompanyPortfolioTurnover		5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$534,381,234 # of Portfolio Holdings4,017 Portfolio Turnover Rate5% Total Advisory Fees Paid$1,558,588
Holdings [Text Block]

Asset Allocation

Common Stock	98.3%
Preferred Stocks	0.5%
Short-Term Investments	0.1%
Convertible Preferred Stocks	0.0%
Rights	0.0%
Warrants	0.0%
Other	1.1%

Largest Holdings [Text Block]

Top 5 Countries (Equity)

Japan	22.4%
United Kingdom	12.3%
Canada	10.5%
Switzerland	8.1%
France	7.5%

C000153124
Shareholder Report [Line Items]
Fund Name		LVIP Dimensional International Core Equity Fund
Class Name		Standard Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP Dimensional International Core Equity Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$31	0.62%

Expenses Paid, Amount		$ 31
Expense Ratio, Percent		0.62%
AssetsNet	$ 534,381,234	$ 534,381,234
Holdings Count | Holding	4,017	4,017
Advisory Fees Paid, Amount		$ 1,558,588
InvestmentCompanyPortfolioTurnover		5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$534,381,234 # of Portfolio Holdings4,017 Portfolio Turnover Rate5% Total Advisory Fees Paid$1,558,588
Holdings [Text Block]

Asset Allocation

Common Stock	98.3%
Preferred Stocks	0.5%
Short-Term Investments	0.1%
Convertible Preferred Stocks	0.0%
Rights	0.0%
Warrants	0.0%
Other	1.1%

Largest Holdings [Text Block]

Top 5 Countries (Equity)

Japan	22.4%
United Kingdom	12.3%
Canada	10.5%
Switzerland	8.1%
France	7.5%

C000099225
Shareholder Report [Line Items]
Fund Name		LVIP Dimensional International Equity Managed Volatility Fund
Class Name		Service Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP Dimensional International Equity Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$29	0.56%

Expenses Paid, Amount		$ 29
Expense Ratio, Percent		0.56%
AssetsNet	$ 566,638,112	$ 566,638,112
Holdings Count | Holding	13	13
Advisory Fees Paid, Amount		$ 720,548
InvestmentCompanyPortfolioTurnover		2.00%
Largest Holdings [Text Block]

Asset Allocation

International Equity Funds	95.0%
Money Market Funds	4.6%
Other	0.4%

C000099224
Shareholder Report [Line Items]
Fund Name		LVIP Dimensional International Equity Managed Volatility Fund
Class Name		Standard Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP Dimensional International Equity Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$16	0.31%

Expenses Paid, Amount		$ 16
Expense Ratio, Percent		0.31%
AssetsNet	$ 566,638,112	$ 566,638,112
Holdings Count | Holding	13	13
Advisory Fees Paid, Amount		$ 720,548
InvestmentCompanyPortfolioTurnover		2.00%
Largest Holdings [Text Block]

Asset Allocation

International Equity Funds	95.0%
Money Market Funds	4.6%
Other	0.4%

C000007733
Shareholder Report [Line Items]
Fund Name		LVIP Dimensional U.S. Core Equity 1 Fund
Class Name		Service Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP Dimensional U.S. Core Equity 1 Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$39	0.74%

Expenses Paid, Amount		$ 39
Expense Ratio, Percent		0.74%
AssetsNet	$ 1,634,369,954	$ 1,634,369,954
Holdings Count | Holding	2,194	2,194
Advisory Fees Paid, Amount		$ 2,581,916
InvestmentCompanyPortfolioTurnover		2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,634,369,954 # of Portfolio Holdings2,194 Portfolio Turnover Rate2% Total Advisory Fees Paid$2,581,916
Holdings [Text Block]

Asset Allocation

Common Stock	99.7%
Short-Term Investments	0.1%
Rights	0.0%
Other	0.2%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	9.4%
Software	7.6%
Technology Hardware, Storage & Peripherals	5.4%
Oil, Gas & Consumable Fuels	4.9%
Interactive Media & Services	4.7%

C000007732
Shareholder Report [Line Items]
Fund Name		LVIP Dimensional U.S. Core Equity 1 Fund
Class Name		Standard Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP Dimensional U.S. Core Equity 1 Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$21	0.39%

Expenses Paid, Amount		$ 21
Expense Ratio, Percent		0.39%
AssetsNet	$ 1,634,369,954	$ 1,634,369,954
Holdings Count | Holding	2,194	2,194
Advisory Fees Paid, Amount		$ 2,581,916
InvestmentCompanyPortfolioTurnover		2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,634,369,954 # of Portfolio Holdings2,194 Portfolio Turnover Rate2% Total Advisory Fees Paid$2,581,916
Holdings [Text Block]

Asset Allocation

Common Stock	99.7%
Short-Term Investments	0.1%
Rights	0.0%
Other	0.2%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	9.4%
Software	7.6%
Technology Hardware, Storage & Peripherals	5.4%
Oil, Gas & Consumable Fuels	4.9%
Interactive Media & Services	4.7%

C000153123
Shareholder Report [Line Items]
Fund Name		LVIP Dimensional U.S. Core Equity 2 Fund
Class Name		Service Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP Dimensional U.S. Core Equity 2 Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$39	0.74%

Expenses Paid, Amount		$ 39
Expense Ratio, Percent		0.74%
AssetsNet	$ 895,767,442	$ 895,767,442
Holdings Count | Holding	2,482	2,482
Advisory Fees Paid, Amount		$ 1,864,909
InvestmentCompanyPortfolioTurnover		2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$895,767,442 # of Portfolio Holdings2,482 Portfolio Turnover Rate2% Total Advisory Fees Paid$1,864,909
Holdings [Text Block]

Asset Allocation

Common Stock	99.7%
Short-Term Investments	0.3%
Rights	0.0%
Other	0.0%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	8.3%
Software	7.6%
Technology Hardware, Storage & Peripherals	5.6%
Oil, Gas & Consumable Fuels	5.2%
Banks	4.9%

C000153122
Shareholder Report [Line Items]
Fund Name		LVIP Dimensional U.S. Core Equity 2 Fund
Class Name		Standard Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP Dimensional U.S. Core Equity 2 Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$26	0.49%

Expenses Paid, Amount		$ 26
Expense Ratio, Percent		0.49%
AssetsNet	$ 895,767,442	$ 895,767,442
Holdings Count | Holding	2,482	2,482
Advisory Fees Paid, Amount		$ 1,864,909
InvestmentCompanyPortfolioTurnover		2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$895,767,442 # of Portfolio Holdings2,482 Portfolio Turnover Rate2% Total Advisory Fees Paid$1,864,909
Holdings [Text Block]

Asset Allocation

Common Stock	99.7%
Short-Term Investments	0.3%
Rights	0.0%
Other	0.0%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	8.3%
Software	7.6%
Technology Hardware, Storage & Peripherals	5.6%
Oil, Gas & Consumable Fuels	5.2%
Banks	4.9%

C000099223
Shareholder Report [Line Items]
Fund Name		LVIP Dimensional U.S. Equity Managed Volatility Fund
Class Name		Service Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP Dimensional U.S. Equity Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$29	0.55%

Expenses Paid, Amount		$ 29
Expense Ratio, Percent		0.55%
AssetsNet	$ 999,621,439	$ 999,621,439
Holdings Count | Holding	6	6
Advisory Fees Paid, Amount		$ 1,217,862
InvestmentCompanyPortfolioTurnover		0.00%
Largest Holdings [Text Block]

Asset Allocation

Equity Funds	95.0%
Money Market Funds	4.8%
Other	0.2%

C000099222
Shareholder Report [Line Items]
Fund Name		LVIP Dimensional U.S. Equity Managed Volatility Fund
Class Name		Standard Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP Dimensional U.S. Equity Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$16	0.30%

Expenses Paid, Amount		$ 16
Expense Ratio, Percent		0.30%
AssetsNet	$ 999,621,439	$ 999,621,439
Holdings Count | Holding	6	6
Advisory Fees Paid, Amount		$ 1,217,862
InvestmentCompanyPortfolioTurnover		0.00%
Largest Holdings [Text Block]

Asset Allocation

Equity Funds	95.0%
Money Market Funds	4.8%
Other	0.2%

C000124879
Shareholder Report [Line Items]
Fund Name		LVIP Fidelity Institutional AM<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 11px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Select Core Equity Managed Volatility Fund
Class Name		Service Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$25	0.45%

Expenses Paid, Amount		$ 25
Expense Ratio, Percent		0.45%
AssetsNet	$ 531,753,962	$ 531,753,962
Holdings Count | Holding	10	10
Advisory Fees Paid, Amount		$ 193,131
InvestmentCompanyPortfolioTurnover		3.00%
Largest Holdings [Text Block]

Asset Allocation

Equity Funds	95.0%
Money Market Funds	4.8%
Other	0.2%

C000124878
Shareholder Report [Line Items]
Fund Name		LVIP Fidelity Institutional AM<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 11px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Select Core Equity Managed Volatility Fund
Class Name		Standard Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$5	0.10%

Expenses Paid, Amount		$ 5
Expense Ratio, Percent		0.10%
AssetsNet	$ 531,753,962	$ 531,753,962
Holdings Count | Holding	10	10
Advisory Fees Paid, Amount		$ 193,131
InvestmentCompanyPortfolioTurnover		3.00%
Largest Holdings [Text Block]

Asset Allocation

Equity Funds	95.0%
Money Market Funds	4.8%
Other	0.2%

C000043868
Shareholder Report [Line Items]
Fund Name		LVIP Franklin Templeton Global Equity Managed Volatility Fund
Class Name		Service Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP Franklin Templeton Global Equity Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$51	0.98%

Expenses Paid, Amount		$ 51
Expense Ratio, Percent		0.98%
AssetsNet	$ 969,133,994	$ 969,133,994
Holdings Count | Holding	307	307
Advisory Fees Paid, Amount		$ 3,096,225
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$969,133,994 # of Portfolio Holdings307 Portfolio Turnover Rate14% Total Advisory Fees Paid$3,096,225
Holdings [Text Block]

Asset Allocation

Common Stock	92.8%
Short-Term Investments	6.6%
Loan Agreements	0.2%
Corporate Bonds	0.1%
Warrants	0.0%
Other	0.3%

Largest Holdings [Text Block]

Top 5 Countries (Equity)

United States	58.0%
United Kingdom	9.4%
France	3.6%
Germany	3.6%
Ireland	3.6%

C000043867
Shareholder Report [Line Items]
Fund Name		LVIP Franklin Templeton Global Equity Managed Volatility Fund
Class Name		Standard Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP Franklin Templeton Global Equity Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$38	0.73%

Expenses Paid, Amount		$ 38
Expense Ratio, Percent		0.73%
AssetsNet	$ 969,133,994	$ 969,133,994
Holdings Count | Holding	307	307
Advisory Fees Paid, Amount		$ 3,096,225
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$969,133,994 # of Portfolio Holdings307 Portfolio Turnover Rate14% Total Advisory Fees Paid$3,096,225
Holdings [Text Block]

Asset Allocation

Common Stock	92.8%
Short-Term Investments	6.6%
Loan Agreements	0.2%
Corporate Bonds	0.1%
Warrants	0.0%
Other	0.3%

Largest Holdings [Text Block]

Top 5 Countries (Equity)

United States	58.0%
United Kingdom	9.4%
France	3.6%
Germany	3.6%
Ireland	3.6%

C000062038
Shareholder Report [Line Items]
Fund Name		LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Class Name		Service Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$38	0.73%

Expenses Paid, Amount		$ 38
Expense Ratio, Percent		0.73%
AssetsNet	$ 506,255,385	$ 506,255,385
Holdings Count | Holding	348	348
Advisory Fees Paid, Amount		$ 822,810
InvestmentCompanyPortfolioTurnover		21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$506,255,385 # of Portfolio Holdings348 Portfolio Turnover Rate21% Total Advisory Fees Paid$822,810
Holdings [Text Block]

Asset Allocation

Common Stock	97.4%
Preferred Stocks	2.2%
Short-Term Investments	0.5%
Other	(0.1%)

Largest Holdings [Text Block]

Top 5 Countries (Equity)

China	24.2%
Taiwan	19.1%
India	18.9%
Republic of Korea	13.4%
Brazil	4.4%

C000062037
Shareholder Report [Line Items]
Fund Name		LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Class Name		Standard Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$25	0.48%

Expenses Paid, Amount		$ 25
Expense Ratio, Percent		0.48%
AssetsNet	$ 506,255,385	$ 506,255,385
Holdings Count | Holding	348	348
Advisory Fees Paid, Amount		$ 822,810
InvestmentCompanyPortfolioTurnover		21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$506,255,385 # of Portfolio Holdings348 Portfolio Turnover Rate21% Total Advisory Fees Paid$822,810
Holdings [Text Block]

Asset Allocation

Common Stock	97.4%
Preferred Stocks	2.2%
Short-Term Investments	0.5%
Other	(0.1%)

Largest Holdings [Text Block]

Top 5 Countries (Equity)

China	24.2%
Taiwan	19.1%
India	18.9%
Republic of Korea	13.4%
Brazil	4.4%

C000062035
Shareholder Report [Line Items]
Fund Name		LVIP Franklin Templeton Multi-Factor International Equity Fund
Class Name		Service Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor International Equity Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$34	0.66%

Expenses Paid, Amount		$ 34
Expense Ratio, Percent		0.66%
AssetsNet	$ 785,405,476	$ 785,405,476
Holdings Count | Holding	266	266
Advisory Fees Paid, Amount		$ 1,273,394
InvestmentCompanyPortfolioTurnover		26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$785,405,476 # of Portfolio Holdings266 Portfolio Turnover Rate26% Total Advisory Fees Paid$1,273,394
Holdings [Text Block]

Asset Allocation

Common Stock	97.2%
Short-Term Investments	2.1%
Preferred Stocks	0.4%
Other	0.3%

Largest Holdings [Text Block]

Top 5 Countries (Equity)

Japan	22.0%
United Kingdom	13.6%
France	9.0%
Switzerland	8.9%
Australia	7.9%

C000062036
Shareholder Report [Line Items]
Fund Name		LVIP Franklin Templeton Multi-Factor International Equity Fund
Class Name		Standard Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor International Equity Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$21	0.41%

Expenses Paid, Amount		$ 21
Expense Ratio, Percent		0.41%
AssetsNet	$ 785,405,476	$ 785,405,476
Holdings Count | Holding	266	266
Advisory Fees Paid, Amount		$ 1,273,394
InvestmentCompanyPortfolioTurnover		26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$785,405,476 # of Portfolio Holdings266 Portfolio Turnover Rate26% Total Advisory Fees Paid$1,273,394
Holdings [Text Block]

Asset Allocation

Common Stock	97.2%
Short-Term Investments	2.1%
Preferred Stocks	0.4%
Other	0.3%

Largest Holdings [Text Block]

Top 5 Countries (Equity)

Japan	22.0%
United Kingdom	13.6%
France	9.0%
Switzerland	8.9%
Australia	7.9%

C000062032
Shareholder Report [Line Items]
Fund Name		LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Class Name		Service Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$33	0.61%

Expenses Paid, Amount		$ 33
Expense Ratio, Percent		0.61%
AssetsNet	$ 1,801,850,581	$ 1,801,850,581
Holdings Count | Holding	264	264
Advisory Fees Paid, Amount		$ 2,324,662
InvestmentCompanyPortfolioTurnover		30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,801,850,581 # of Portfolio Holdings264 Portfolio Turnover Rate30% Total Advisory Fees Paid$2,324,662
Holdings [Text Block]

Asset Allocation

Common Stock	99.2%
Short-Term Investments	0.8%
Other	0.0%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	11.6%
Software	10.8%
Interactive Media & Services	7.3%
Technology Hardware, Storage & Peripherals	6.2%
Financial Services	4.7%

C000062031
Shareholder Report [Line Items]
Fund Name		LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Class Name		Standard Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$19	0.36%

Expenses Paid, Amount		$ 19
Expense Ratio, Percent		0.36%
AssetsNet	$ 1,801,850,581	$ 1,801,850,581
Holdings Count | Holding	264	264
Advisory Fees Paid, Amount		$ 2,324,662
InvestmentCompanyPortfolioTurnover		30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,801,850,581 # of Portfolio Holdings264 Portfolio Turnover Rate30% Total Advisory Fees Paid$2,324,662
Holdings [Text Block]

Asset Allocation

Common Stock	99.2%
Short-Term Investments	0.8%
Other	0.0%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	11.6%
Software	10.8%
Interactive Media & Services	7.3%
Technology Hardware, Storage & Peripherals	6.2%
Financial Services	4.7%

C000062034
Shareholder Report [Line Items]
Fund Name		LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Class Name		Service Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$32	0.63%

Expenses Paid, Amount		$ 32
Expense Ratio, Percent		0.63%
AssetsNet	$ 698,957,341	$ 698,957,341
Holdings Count | Holding	871	871
Advisory Fees Paid, Amount		$ 932,219
InvestmentCompanyPortfolioTurnover		24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$698,957,341 # of Portfolio Holdings871 Portfolio Turnover Rate24% Total Advisory Fees Paid$932,219
Holdings [Text Block]

Asset Allocation

Common Stock	98.0%
Short-Term Investments	1.8%
Rights	0.0%
Other	0.2%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Biotechnology	8.0%
Banks	7.7%
Software	6.8%
Oil, Gas & Consumable Fuels	3.8%
Machinery	3.4%

C000062033
Shareholder Report [Line Items]
Fund Name		LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Class Name		Standard Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$19	0.38%

Expenses Paid, Amount		$ 19
Expense Ratio, Percent		0.38%
AssetsNet	$ 698,957,341	$ 698,957,341
Holdings Count | Holding	871	871
Advisory Fees Paid, Amount		$ 932,219
InvestmentCompanyPortfolioTurnover		24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$698,957,341 # of Portfolio Holdings871 Portfolio Turnover Rate24% Total Advisory Fees Paid$932,219
Holdings [Text Block]

Asset Allocation

Common Stock	98.0%
Short-Term Investments	1.8%
Rights	0.0%
Other	0.2%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Biotechnology	8.0%
Banks	7.7%
Software	6.8%
Oil, Gas & Consumable Fuels	3.8%
Machinery	3.4%

C000007713
Shareholder Report [Line Items]
Fund Name		LVIP Global Conservative Allocation Managed Risk Fund
Class Name		Service Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP Global Conservative Allocation Managed Risk Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$28	0.55%

Expenses Paid, Amount		$ 28
Expense Ratio, Percent		0.55%
AssetsNet	$ 788,789,449	$ 788,789,449
Holdings Count | Holding	38	38
Advisory Fees Paid, Amount		$ 957,647
InvestmentCompanyPortfolioTurnover		5.00%
Largest Holdings [Text Block]

Asset Allocation

Fixed Income Funds	57.0%
Equity Funds	31.0%
International Equity Funds	9.2%
Money Market Funds	2.4%
Global Equity Funds	0.3%
Other	0.1%

C000007712
Shareholder Report [Line Items]
Fund Name		LVIP Global Conservative Allocation Managed Risk Fund
Class Name		Standard Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP Global Conservative Allocation Managed Risk Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$15	0.30%

Expenses Paid, Amount		$ 15
Expense Ratio, Percent		0.30%
AssetsNet	$ 788,789,449	$ 788,789,449
Holdings Count | Holding	38	38
Advisory Fees Paid, Amount		$ 957,647
InvestmentCompanyPortfolioTurnover		5.00%
Largest Holdings [Text Block]

Asset Allocation

Fixed Income Funds	57.0%
Equity Funds	31.0%
International Equity Funds	9.2%
Money Market Funds	2.4%
Global Equity Funds	0.3%
Other	0.1%

C000007717
Shareholder Report [Line Items]
Fund Name		LVIP Global Growth Allocation Managed Risk Fund
Class Name		Service Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP Global Growth Allocation Managed Risk Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$28	0.54%

Expenses Paid, Amount		$ 28
Expense Ratio, Percent		0.54%
AssetsNet	$ 5,694,500,848	$ 5,694,500,848
Holdings Count | Holding	40	40
Advisory Fees Paid, Amount		$ 6,876,843
InvestmentCompanyPortfolioTurnover		6.00%
Largest Holdings [Text Block]

Asset Allocation

Equity Funds	45.3%
Fixed Income Funds	27.7%
International Equity Funds	23.3%
Money Market Funds	2.8%
Global Equity Funds	0.8%
Other	0.1%

C000007716
Shareholder Report [Line Items]
Fund Name		LVIP Global Growth Allocation Managed Risk Fund
Class Name		Standard Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP Global Growth Allocation Managed Risk Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$15	0.29%

Expenses Paid, Amount		$ 15
Expense Ratio, Percent		0.29%
AssetsNet	$ 5,694,500,848	$ 5,694,500,848
Holdings Count | Holding	40	40
Advisory Fees Paid, Amount		$ 6,876,843
InvestmentCompanyPortfolioTurnover		6.00%
Largest Holdings [Text Block]

Asset Allocation

Equity Funds	45.3%
Fixed Income Funds	27.7%
International Equity Funds	23.3%
Money Market Funds	2.8%
Global Equity Funds	0.8%
Other	0.1%

C000007715
Shareholder Report [Line Items]
Fund Name		LVIP Global Moderate Allocation Managed Risk Fund
Class Name		Service Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP Global Moderate Allocation Managed Risk Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$28	0.54%

Expenses Paid, Amount		$ 28
Expense Ratio, Percent		0.54%
AssetsNet	$ 4,660,795,475	$ 4,660,795,475
Holdings Count | Holding	41	41
Advisory Fees Paid, Amount		$ 5,497,596
InvestmentCompanyPortfolioTurnover		6.00%
Largest Holdings [Text Block]

Asset Allocation

Equity Funds	40.6%
Fixed Income Funds	37.2%
International Equity Funds	18.6%
Money Market Funds	2.8%
Global Equity Funds	0.7%
Other	0.1%

C000007714
Shareholder Report [Line Items]
Fund Name		LVIP Global Moderate Allocation Managed Risk Fund
Class Name		Standard Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP Global Moderate Allocation Managed Risk Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$15	0.29%

Expenses Paid, Amount		$ 15
Expense Ratio, Percent		0.29%
AssetsNet	$ 4,660,795,475	$ 4,660,795,475
Holdings Count | Holding	41	41
Advisory Fees Paid, Amount		$ 5,497,596
InvestmentCompanyPortfolioTurnover		6.00%
Largest Holdings [Text Block]

Asset Allocation

Equity Funds	40.6%
Fixed Income Funds	37.2%
International Equity Funds	18.6%
Money Market Funds	2.8%
Global Equity Funds	0.7%
Other	0.1%

C000007707
Shareholder Report [Line Items]
Fund Name		LVIP Government Money Market Fund
Class Name		Service Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP Government Money Market Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$32	0.64%

Expenses Paid, Amount		$ 32
Expense Ratio, Percent		0.64%
AssetsNet	$ 1,558,626,404	$ 1,558,626,404
Holdings Count | Holding	101	101
Advisory Fees Paid, Amount		$ 2,381,901
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,558,626,404 # of Portfolio Holdings101 Total Advisory Fees Paid$2,381,901
Largest Holdings [Text Block]

Asset Allocation

Repurchase Agreements	47.0%
U.S. Treasury Obligations	35.4%
Agency Obligations	18.1%
Money Market Funds	0.0%
Other	(0.5%)

C000007706
Shareholder Report [Line Items]
Fund Name		LVIP Government Money Market Fund
Class Name		Standard Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP Government Money Market Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$20	0.39%

Expenses Paid, Amount		$ 20
Expense Ratio, Percent		0.39%
AssetsNet	$ 1,558,626,404	$ 1,558,626,404
Holdings Count | Holding	101	101
Advisory Fees Paid, Amount		$ 2,381,901
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,558,626,404 # of Portfolio Holdings101 Total Advisory Fees Paid$2,381,901
Largest Holdings [Text Block]

Asset Allocation

Repurchase Agreements	47.0%
U.S. Treasury Obligations	35.4%
Agency Obligations	18.1%
Money Market Funds	0.0%
Other	(0.5%)

C000131273
Shareholder Report [Line Items]
Fund Name		LVIP Invesco Select Equity Income Managed Volatility Fund
Class Name		Service Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP Invesco Select Equity Income Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$47	0.92%

Expenses Paid, Amount		$ 47
Expense Ratio, Percent		0.92%
AssetsNet	$ 424,274,793	$ 424,274,793
Holdings Count | Holding	668	668
Advisory Fees Paid, Amount		$ 1,226,499
InvestmentCompanyPortfolioTurnover		36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$424,274,793 # of Portfolio Holdings668 Portfolio Turnover Rate36% Total Advisory Fees Paid$1,226,499
Holdings [Text Block]

Asset Allocation

Common Stock	81.2%
Short-Term Investments	5.9%
Corporate Bonds	5.3%
U.S. Treasury Obligations	4.2%
Convertible Bonds	3.0%
Convertible Preferred Stocks	0.1%
Agency Obligations	0.0%
Other	0.3%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Oil, Gas & Consumable Fuels	5.9%
Banks	5.9%
Capital Markets	4.2%
Pharmaceuticals	4.1%
Semiconductors & Semiconductor Equipment	4.1%

C000131274
Shareholder Report [Line Items]
Fund Name		LVIP Invesco Select Equity Income Managed Volatility Fund
Class Name		Standard Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP Invesco Select Equity Income Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$29	0.57%

Expenses Paid, Amount		$ 29
Expense Ratio, Percent		0.57%
AssetsNet	$ 424,274,793	$ 424,274,793
Holdings Count | Holding	668	668
Advisory Fees Paid, Amount		$ 1,226,499
InvestmentCompanyPortfolioTurnover		36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$424,274,793 # of Portfolio Holdings668 Portfolio Turnover Rate36% Total Advisory Fees Paid$1,226,499
Holdings [Text Block]

Asset Allocation

Common Stock	81.2%
Short-Term Investments	5.9%
Corporate Bonds	5.3%
U.S. Treasury Obligations	4.2%
Convertible Bonds	3.0%
Convertible Preferred Stocks	0.1%
Agency Obligations	0.0%
Other	0.3%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Oil, Gas & Consumable Fuels	5.9%
Banks	5.9%
Capital Markets	4.2%
Pharmaceuticals	4.1%
Semiconductors & Semiconductor Equipment	4.1%

C000241300
Shareholder Report [Line Items]
Fund Name		LVIP JPMorgan Core Bond Fund
Class Name		Service Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP JPMorgan Core Bond Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$36	0.72%

Expenses Paid, Amount		$ 36
Expense Ratio, Percent		0.72%
AssetsNet	$ 2,238,642,582	$ 2,238,642,582
Holdings Count | Holding	2,865	2,865
Advisory Fees Paid, Amount		$ 4,365,238
InvestmentCompanyPortfolioTurnover		9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,238,642,582 # of Portfolio Holdings2,865 Portfolio Turnover Rate9% Total Advisory Fees Paid$4,365,238
Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Banks	9.4%
Electric	2.2%
Oil & Gas	1.4%
Diversified Financial Services	1.4%
Pharmaceuticals	1.1%

Accountant Change Statement [Text Block]		Accountant change: Effective January 1, 2024, Tait, Weller and Baker LLP was dismissed as independent public accounting firm for the Fund, and the election of Ernst and Young was approved.
C000241301
Shareholder Report [Line Items]
Fund Name		LVIP JPMorgan Core Bond Fund
Class Name		Standard Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP JPMorgan Core Bond Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$23	0.47%

Expenses Paid, Amount		$ 23
Expense Ratio, Percent		0.47%
AssetsNet	$ 2,238,642,582	$ 2,238,642,582
Holdings Count | Holding	2,865	2,865
Advisory Fees Paid, Amount		$ 4,365,238
InvestmentCompanyPortfolioTurnover		9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,238,642,582 # of Portfolio Holdings2,865 Portfolio Turnover Rate9% Total Advisory Fees Paid$4,365,238
Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Banks	9.4%
Electric	2.2%
Oil & Gas	1.4%
Diversified Financial Services	1.4%
Pharmaceuticals	1.1%

Accountant Change Statement [Text Block]		Accountant change: Effective January 1, 2024, Tait, Weller and Baker LLP was dismissed as independent public accounting firm for the Fund, and the election of Ernst and Young was approved.
C000087497
Shareholder Report [Line Items]
Fund Name		LVIP JPMorgan High Yield Fund
Class Name		Service Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP JPMorgan High Yield Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$47	0.93%

Expenses Paid, Amount		$ 47
Expense Ratio, Percent		0.93%
AssetsNet	$ 705,901,574	$ 705,901,574
Holdings Count | Holding	743	743
Advisory Fees Paid, Amount		$ 1,988,495
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$705,901,574 # of Portfolio Holdings743 Portfolio Turnover Rate14% Total Advisory Fees Paid$1,988,495
Holdings [Text Block]

Asset Allocation

Corporate Bonds	87.9%
Short-Term Investments	4.5%
Loan Agreements	4.4%
Common Stock	1.5%
Preferred Stocks	0.5%
Convertible Bonds	0.2%
Warrants	0.0%
Other	1.0%

Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Media	12.1%
Oil & Gas	6.3%
Pipelines	5.2%
Commercial Services	4.6%
Health Care Services	4.3%

C000087496
Shareholder Report [Line Items]
Fund Name		LVIP JPMorgan High Yield Fund
Class Name		Standard Class
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about LVIP JPMorgan High Yield Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number		1-800-4LINCOLN (454-6265)
Additional Information Website		www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$34	0.68%

Expenses Paid, Amount		$ 34
Expense Ratio, Percent		0.68%
AssetsNet	$ 705,901,574	$ 705,901,574
Holdings Count | Holding	743	743
Advisory Fees Paid, Amount		$ 1,988,495
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$705,901,574 # of Portfolio Holdings743 Portfolio Turnover Rate14% Total Advisory Fees Paid$1,988,495
Holdings [Text Block]

Asset Allocation

Corporate Bonds	87.9%
Short-Term Investments	4.5%
Loan Agreements	4.4%
Common Stock	1.5%
Preferred Stocks	0.5%
Convertible Bonds	0.2%
Warrants	0.0%
Other	1.0%

Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Media	12.1%
Oil & Gas	6.3%
Pipelines	5.2%
Commercial Services	4.6%
Health Care Services	4.3%